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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company 200 Clarendon Street; Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2005

Date of reporting period: February 28, 2005

Item 1.	Reports to Stockholders

iShares®

2005 ANNUAL REPORT TO SHAREHOLDERS | FEBRUARY 28, 2005

iSHARES BOND FUNDS

Electronic delivery of this document may be available to you. See inside for details.

iSHARES LEHMAN 1-3 YEAR TREASURY BOND FUND

iSHARES LEHMAN 7-10 YEAR TREASURY BOND FUND

iSHARES LEHMAN 20+ YEAR TREASURY BOND FUND

iSHARES LEHMAN TIPS BOND FUND

iSHARES LEHMAN AGGREGATE BOND FUND

iSHARES GS $ INVESTOP™ CORPORATE BOND FUND

iShares®

Dear iShares Shareholder:

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Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com.

Management’s Discussion of Fund Performance

iSHARES® LEHMAN TREASURY BOND FUNDS

Performance as of 2/28/05

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 2/28/05			Inception to 2/28/05			Inception to 2/28/05
iSHARES BOND FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Lehman 1-3 Year Treasury	(0.21)%	(0.28)%	(0.09)%	1.74%	1.73%	1.88%	4.59%	4.58%	4.99%
Lehman 7-10 Year Treasury	1.06%	0.89%	1.09%	4.92%	4.89%	4.78%	13.35%	13.25%	12.96%
Lehman 20+ Year Treasury	6.72%	6.52%	6.82%	8.46%	8.45%	8.55%	23.60%	23.55%	23.87%
Lehman TIPS	4.16%	4.13%	4.37%	6.91%	6.94%	7.10%	8.62%	8.66%	8.88%

Total returns for the periods since inception are calculated from the inception date of each Fund (7/22/02 for the three iShares Lehman Treasury Bond Funds and 12/4/03 for the iShares Lehman TIPS Bond Fund). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02 for the three iShares Lehman Treasury Bond Funds and 12/5/03 for the iShares Lehman TIPS Bond Fund), the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares Lehman 1-3 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

iShares Lehman 7-10 Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

iShares Lehman 20+ Year Treasury Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

2	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

iShares Lehman TIPS Bond Fund

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares Lehman 1-3 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market, as defined by the Lehman Brothers 1-3 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended February 28, 2005 (the “reporting period”), the Fund declined by 0.21%, while the Index declined by 0.09%.

PORTFOLIO ALLOCATION

As of 2/28/05

Sector	% of Net Assets
U.S. Government Obligations	99.00%
Short-Term and Other Net Assets	1.00

TOTAL	100.00%

TOP FIVE FUND HOLDINGS

As of 2/28/05

Security	% of Net Assets
U.S. Treasury Notes, 2.00%, 05/15/06	18.87%
U.S. Treasury Notes, 2.63%, 11/15/06	13.05
U.S. Treasury Notes, 6.50%, 10/15/06	11.89
U.S. Treasury Notes, 2.75%, 08/15/07	10.42
U.S. Treasury Notes, 3.13%, 05/15/07	9.92

TOTAL	64.15%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

The iShares Lehman 7-10 Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market, as defined by the Lehman Brothers 7-10 Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the reporting period, the Fund returned 1.06%, while the Index returned 1.09%.

PORTFOLIO ALLOCATION

As of 2/28/05

Sector	% of Net Assets
U.S. Government Obligations	97.70%
Short-Term and Other Net Assets	2.30

TOTAL	100.00%

TOP FIVE FUND HOLDINGS

As of 2/28/05

Security	% of Net Assets
U.S. Treasury Notes, 4.00%, 11/15/12	37.16%
U.S. Treasury Notes, 4.25%, 11/15/13	19.56
U.S. Treasury Notes, 4.38%, 08/15/12	18.49
U.S. Treasury Notes, 3.63%, 05/15/13	10.29
U.S. Treasury Notes, 4.25%, 11/15/14	7.30

TOTAL	92.80%

The iShares Lehman 20+ Year Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market, as defined by the Lehman Brothers 20+ Year U.S. Treasury Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the reporting period, the Fund returned 6.72%, while the Index returned 6.82%.

PORTFOLIO ALLOCATION

As of 2/28/05

Sector	% of Net Assets
U.S. Government Obligations	98.93%
Short-Term and Other Net Assets	1.07

TOTAL	100.00%

TOP FIVE FUND HOLDINGS

As of 2/28/05

Security	% of Net Assets
U.S. Treasury Bonds, 6.13%, 11/15/27	13.81%
U.S. Treasury Bonds, 6.25%, 05/15/30	10.75
U.S. Treasury Bonds, 5.38%, 02/15/31	10.26
U.S. Treasury Bonds, 6.00%, 02/15/26	7.98
U.S. Treasury Bonds, 6.13%, 08/15/29	7.40

TOTAL	50.20%

4	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Lehman TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the United States Treasury market, as defined by the Lehman Brothers U.S. Treasury Inflation Notes Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the reporting period, the Fund returned 4.16%, while the Index returned 4.37%.

PORTFOLIO ALLOCATION

As of 2/28/05

Sector	% of Net Assets
U.S. Government Obligations	99.47%
Short-Term and Other Net Assets	0.53

TOTAL	100.00%

TOP FIVE FUND HOLDINGS

As of 2/28/05

Security	% of Net Assets
U.S. Treasury Inflation Index Bonds 3.88%, 04/15/29	9.83%
U.S. Treasury Inflation Index Bonds 3.00%, 07/15/12	9.01
U.S. Treasury Inflation Index Bonds 2.00%, 01/15/14	8.21
U.S. Treasury Inflation Index Bonds 3.63%, 04/15/28	8.01
U.S. Treasury Inflation Index Bonds 1.88%, 07/15/13	7.60

TOTAL	42.66%

Treasury bonds posted mixed but generally positive results during the reporting period. Short-term Treasury securities declined slightly, while intermediate- and longer-term Treasury bonds produced solid gains.

Bonds rallied despite evidence of a strengthening economic recovery. The U.S. economy grew by 4.4% in 2004, the highest calendar-year growth rate since 1999. Retail sales surged by more than 7% during the reporting period, the housing market remained strong, and capital spending on equipment and technology increased. Job growth, though inconsistent, also showed signs of improvement.

As the economy strengthened, inflation picked up steam; the consumer price index rose 3% during the reporting period, compared with 1.7% in the prior 12 months. Record-high oil prices were the primary reason for the higher inflation rate, but other segments of the economy, particularly housing and medical care costs, also experienced notable increases.

As a result, the Federal Reserve Board (the “Fed”) embarked on a series of short-term interest rate hikes. The Fed raised the federal funds rate six times during the reporting period, boosting it from a 46-year low of 1% to 2.5%. Although this was its highest level since October 2001, the federal funds rate remains low by historical standards – for example, the federal funds rate bottomed at 3% when the Fed cut rates in the early 1990s.

Short-term Treasury bonds posted negative returns during the reporting period as their yields rose in lockstep with the Fed rate hikes. The two-year Treasury note yield increased from 1.7% to 3.6%. However, longer-term Treasury yields were relatively steady – the 10-year Treasury bond yield rose from 4.0% to 4.4%, and yields on bonds maturing in 20 years or more declined slightly. Long-term bonds have the greatest sensitivity to inflation expectations, and bond investors grew confident that the Fed’s actions would help keep inflation under control.

Treasury inflation-protected securities (“TIPS”) also fared well during the reporting period, generally outperforming all but the longest-term nominal Treasury securities. TIPS rallied amid growing investor demand for the inflation protection they offer. In addition, the higher rate of inflation during the reporting period boosted the inflation adjustment of the bonds, enhancing their overall returns.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® LEHMAN AGGREGATE BOND FUND

Performance as of 2/28/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/05			Inception to 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.11%	2.22%	2.43%	3.89%	4.18%	4.18%	5.64%	6.07%	6.08%

Total returns for the periods since inception are calculated from the inception date of the Fund (9/22/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/26/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

6	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

PORTFOLIO ALLOCATION

As of 2/28/05

Sector	% of Net Assets
U.S. Government & Agency Obligations	35.54%
Mortgage-Backed Securities	34.89
Financial	16.47
Foreign Government Obligations	2.81
Communications	2.73
Consumer Cyclical	1.77
Consumer Non-Cyclical	1.30
Utilities	1.07
Energy	0.57
Basic Materials	0.57
Technology	0.50
Industrial	0.27
Municipal Obligations	0.24
Short-Term and Other Net Assets	1.27

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 2/28/05

Security	% of Net Assets
U.S. Treasury Notes, 2.75%, 07/31/06	8.04%
U.S. Treasury Notes, 6.00%, 08/15/09	4.77
Federal National Mortgage Association, 5.50%, 03/01/35	4.57
Federal National Mortgage Association, 2.63%, 11/15/06	4.15
U.S. Treasury Notes, 4.75%, 05/15/14	3.92
Federal National Mortgage Association, 5.00%, 03/01/35	3.34
U.S. Treasury Bonds, 8.13%, 08/15/19	2.85
U.S. Treasury Bonds, 7.63%, 02/15/25	2.79
Federal Home Loan Mortgage Corp., 5.50%, 03/01/35	2.58
Federal National Mortgage Association, 6.00%, 03/01/35	2.48

TOTAL	39.49%

The iShares Lehman Aggregate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the total United States investment-grade bond market, as defined by the Lehman Brothers U.S. Aggregate Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended February 28, 2005 (the “reporting period”), the Fund returned 2.11%, while the Index returned 2.43%.

U.S. bonds posted modest gains during the reporting period despite evidence of rising inflation and a strengthening economic recovery. The U.S. economy grew by 4.4% in 2004, the highest calendar-year growth rate since 1999. Retail sales surged by more than 7% during the reporting period, the housing market remained strong, and capital spending on equipment and technology increased. Job growth, though inconsistent, also showed signs of improvement.

As the economy strengthened, inflation picked up steam; the consumer price index rose 3% during the reporting period, compared with 1.7% in the prior 12 months. Record-high oil prices were the primary reason for the higher inflation rate, but other segments of the economy, particularly housing and medical care costs, also experienced notable increases.

As a result, the Federal Reserve Board (the “Fed”) embarked on a series of short-term interest rate hikes. The Fed raised the federal funds rate six times during the reporting period, boosting it from a 46-year low of 1% to 2.5%. Although this was its highest level since October 2001, the federal funds rate remains low by historical standards – for example, the federal funds rate bottomed at 3% when the Fed cut rates in the early 1990s.

While short-term bond yields rose in lockstep with the Fed rate hikes, longer-term bond yields were relatively steady as investors grew confident that the Fed’s actions would help keep inflation under control.

Every segment of the domestic bond market gained during the reporting period, with mortgage-backed securities and corporate bonds posting the best results. Investors seeking to maximize yield in a low interest rate environment flocked to these two higher-yielding segments of the bond market. In addition, mortgage-backed securities benefited from slower refinancing activity, while corporate bonds got a boost from improving balance sheets and solid profit growth at many corporations.

Treasury and other government bonds trailed the rest of the bond market, in part because of increased issuance resulting from the growing federal budget deficit.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

Performance as of 2/28/05

Average Annual Total Returns						Cumulative Total Returns
Year Ended 2/28/05			Inception to 2/28/05			Inception to 2/28/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.24%	3.07%	3.11%	7.94%	8.04%	7.95%	22.06%	22.36%	22.11%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/22/02). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/26/02), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION AT NET ASSET VALUE

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

8	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

PORTFOLIO ALLOCATION

As of 2/28/05

Sector	% of Net Assets
Financial	53.86%
Communications	14.52
Consumer Cyclical	9.70
Consumer Non-Cyclical	7.75
Basic Materials	6.02
Energy	5.22
Utilities	1.06
Short-Term and Other Net Assets	1.87

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 2/28/05

Security	% of Net Assets
Sprint Capital Corp., 8.75%, 03/15/32	1.27%
AT&T Broadband Corp., 9.46%, 11/15/22	1.26
Devon Energy Corp., 7.95%, 04/15/32	1.23
Verizon Global Funding Corp., 7.75%, 12/01/30	1.18
AOL Time Warner Inc., 7.70%, 05/01/32	1.17
AT&T Broadband Corp., 8.38%, 03/15/13	1.15
Weyerhaeuser Co., 7.38%, 03/15/32	1.14
General Electric Capital Corp., 6.75%, 03/15/32	1.11
France Telecom, 8.50%, 03/01/11	1.11
John Deere Capital Corp., 7.00%, 03/15/12	1.08

TOTAL	11.70%

The iShares GS $ InvesTop™ Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a segment of the U.S. investment-grade corporate bond market, as defined by the GS $ InvesTop™ Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the one-year period ended February 28, 2005 (the “reporting period”), the Fund returned 3.24%, while the Index returned 3.11%.

Corporate bonds gained during the reporting period and outperformed the broader bond market despite rising inflation and a strengthening economic environment. The U.S. economy grew by 4.4% in 2004, the highest calendar-year growth rate since 1999. Retail sales surged by more than 7% during the reporting period, the housing market remained strong, and capital spending on equipment and technology increased. Job growth, though inconsistent, also showed signs of improvement.

As the economy strengthened, inflation picked up steam; the consumer price index rose 3% during the reporting period, compared with 1.7% in the prior 12 months. Record-high oil prices were the primary reason for the higher inflation rate, but other segments of the economy, particularly housing and medical care costs, also experienced notable increases.

As a result, the Federal Reserve Board (the “Fed”) embarked on a series of short-term interest rate hikes. The Fed raised the federal funds rate six times during the reporting period, boosting it from a 46-year low of 1% to 2.5%. Although this was its highest level since September 2001, the federal funds rate remains low by historical standards. For example, the federal funds rate bottomed at 3% when the Fed cut interest rates in the early 1990s.

Corporate bonds were among the top performers in the domestic bond market during the reporting period, continuing a trend that began in 2003. Investors seeking to maximize yield in a low interest rate environment flocked to the relatively high yields of corporate securities. In addition, corporate bonds got a boost from improving balance sheets and solid profit growth at many corporations. Lower-rated bonds, which tend to have higher yields and benefit the most from a general rise in credit quality, produced the best returns among corporate bonds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	9

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (September 1, 2004)	Ending Account Value (February 28, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (September 1, 2004 to February 28, 2005)
Lehman 1-3 Year Treasury
Actual	$1,000.00	$996.00	0.15%	$0.74
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75
Lehman 7-10 Year Treasury
Actual	1,000.00	1,001.10	0.15	0.74
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75
Lehman 20+ Year Treasury
Actual	1,000.00	1,052.00	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75
Lehman TIPS
Actual	1,000.00	1,021.90	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

10	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Bond Fund	Beginning Account Value (September 1, 2004)	Ending Account Value (February 28, 2005)	Annualized Expense Ratio	Expenses Paid During Period* (September 1, 2004 to February 28, 2005)
Lehman Aggregate
Actual	$1,000.00	$1,011.30	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00
GS $ InvesTopTM Corporate
Actual	1,000.00	1,022.80	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75

*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.00%
U.S. Treasury Notes
1.50%, 03/31/06[1]	$104,470,000	$102,476,716
2.00%, 05/15/06	523,361,000	515,050,043
2.25%, 02/15/07[1]	238,596,000	232,652,581
2.50%, 10/31/06	71,107,000	69,949,380
2.63%, 11/15/06[1]	361,601,000	356,249,294
2.75%, 08/15/07[1]	290,494,000	284,271,624
3.00%, 12/31/06[1]	145,584,000	144,148,542
3.00%, 11/15/07[1]	96,045,000	94,307,548
3.00%, 02/15/08	141,877,000	138,907,512
3.13%, 05/15/07[1]	273,644,000	270,707,805
3.38%, 02/28/07	169,511,000	168,822,446
6.50%, 10/15/06	310,040,000	324,562,267

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,731,433,215)		2,702,105,758

SHORT-TERM INVESTMENTS – 43.49%

COMMERCIAL PAPER[2] – 10.17%
Amstel Funding Corp.
2.95%, 08/19/05	2,365,171	2,332,029
Amsterdam Funding Corp.
2.53%, 03/01/05 - 03/10/05	6,259,174	6,256,656
ANZ National Bank Ltd.
2.94%, 08/15/05	2,845,079	2,806,343
Barton Capital Corp.
2.53% - 2.54%, 03/07/05 - 03/17/05	12,589,874	12,579,708
Blue Ridge Asset Funding Corp.
2.53%, 03/23/05	6,259,174	6,249,497
Bryant Park Funding LLC
2.50%, 03/16/05	569,016	568,423
Chariot Funding LLC
2.54%, 03/21/05	5,690,159	5,682,129
Chesham Finance LLC
2.55%, 03/04/05	2,276,063	2,275,580
Corporate Asset Funding
2.55%, 03/24/05	2,845,079	2,840,444
CRC Funding LLC
2.53%, 03/11/05	1,422,540	1,421,540
Delaware Funding Corp.
2.53% - 2.54%, 03/09/05 - 03/22/05	10,551,944	10,540,240
DEPFA Bank PLC
2.28%, 05/03/05	2,845,079	2,833,752
Edison Asset Securitization
2.26% - 2.53%, 03/07/05 - 05/04/05	18,493,015	18,459,639
Fairway Finance LLC
2.53% - 2.54%, 03/09/05 - 03/22/05	5,424,542	5,418,662
Falcon Asset Securitization Corp.
2.53% - 2.54%, 03/14/05 - 03/18/05	21,939,089	21,913,475
Ford Credit Auto Receivables
2.28% - 2.55%, 03/15/05 - 04/27/05	13,212,548	13,188,271
Ford Credit Floorplan Motown
2.54% - 2.56%, 03/04/05 - 03/18/05	7,112,698	7,109,775
Fortis Funding LLC
2.35%, 05/09/05	7,966,222	7,930,341
General Electric Capital Corp.
2.53% - 2.74%, 03/08/05 - 07/07/05	12,518,349	12,485,873
Giro Funding US Corp.
2.54%, 03/14/05 - 03/18/05	6,859,543	6,852,228
Grampian Funding LLC
2.49% - 3.00%, 03/23/05 - 08/22/05	16,785,968	16,579,497
Jupiter Securitization Corp.
2.53%, 03/03/05 - 03/22/05	25,960,210	25,936,666
Kitty Hawk Funding Corp.
2.54%, 03/15/05	8,535,238	8,526,823
Liberty Street Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/16/05	3,129,587	3,126,523
Moat Funding LLC
2.50%, 03/23/05	1,138,032	1,136,293
Nordea North America Inc.
2.74%, 07/11/05	2,845,079	2,816,496

12	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2005

Security	Principal	Value
Park Avenue Receivables Corp.
2.53%, 03/10/05 - 03/11/05	$8,888,141	$8,882,116
Park Granada LLC
2.55% - 2.58%, 03/18/05 - 03/21/05	3,983,111	3,978,033
Preferred Receivables Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/21/05	12,090,392	12,073,676
Ranger Funding Co. LLC
2.54%, 03/04/05	1,692,082	1,691,724
Santander Central Hispano
2.75%, 07/08/05	7,112,698	7,042,736
Scaldis Capital LLC
2.75%, 07/08/05	1,424,133	1,410,099
Ticonderoga Master Funding Ltd.
2.54% - 2.57%, 03/21/05 - 03/24/05	9,649,826	9,635,693
Tulip Funding Corp.
2.54% - 2.55%, 03/01/05	9,498,354	9,498,354
UBS Finance (Delaware)
2.62%, 03/01/05	11,380,317	11,380,317
Windmill Funding Corp.
2.55%, 03/08/05	1,991,555	1,990,569
Yorktown Capital LLC
2.53%, 03/17/05	1,991,555	1,989,316

		277,439,536

FLOATING RATE NOTES[2] – 15.94%
Allstate Life Global Funding II
2.58%, 01/10/06[3]	2,617,473	2,617,561
American Express Centurion Bank
2.58%, 01/24/06	8,535,238	8,535,238
American Express Credit Corp.
2.68%, 10/26/05	11,380,317	11,384,068
Bank of Nova Scotia
2.52% - 2.57%, 09/26/05 - 01/03/06	3,698,603	3,697,650
Beta Finance Inc.
2.53% - 2.79%, 03/15/05 - 10/27/05	21,338,094	21,339,785
Canadian Imperial Bank of Commerce
2.52% - 2.61%, 09/13/05 - 12/14/05	19,346,539	19,342,745
CC USA Inc.
2.53% - 2.66%, 05/04/05 - 07/29/05	11,380,317	11,379,414
Commodore CDO Ltd.
2.55%, 12/12/05	1,422,540	1,422,540
Den Danske Bank NY
2.52% - 2.60%, 08/12/05 - 10/17/05	17,070,476	17,067,807
DEPFA Bank PLC
2.47%, 12/15/05	5,690,159	5,690,159
Dorada Finance Inc.
2.66%, 07/29/05	4,722,832	4,722,248
Fairway Finance LLC
2.55%, 03/14/05 - 06/20/05	8,535,238	8,535,152
Fifth Third Bancorp
2.57%, 02/23/06[3]	11,380,317	11,380,317
Five Finance Inc.
2.62% - 2.64%, 04/29/05 - 02/27/06	7,397,206	7,397,504
General Electric Capital Corp.
2.69%, 03/09/06	2,560,571	2,564,127
General Electric Commercial Equipment Financing LLC
2.56%, 11/20/05	2,430,145	2,430,145
Hartford Life Global Funding Trust
2.58%, 02/15/06	5,690,159	5,690,159
HBOS Treasury Services PLC
2.55% - 2.56%, 01/10/06 - 01/24/06	17,070,476	17,070,477
K2 USA LLC
2.55% - 2.64%, 06/10/05 - 02/15/06	25,605,713	25,606,011
Leafs LLC
2.60%, 01/20/06 - 02/21/06[3]	5,974,666	5,974,667
Links Finance LLC
2.54% - 2.77%, 04/15/05 - 02/06/06	23,329,650	23,335,605

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2005

Security	Shares or Principal	Value
Lothian Mortgages PLC
2.61%, 01/24/06	$11,380,317	$11,380,317
MetLife Funding Inc.
2.58%, 03/06/06	8,535,238	8,535,238
National City Bank (Ohio)
2.52% - 2.58%, 06/10/05 - 08/09/05	14,225,396	14,224,357
Nationwide Building Society
2.58% - 2.64%, 01/06/06 - 01/27/06[3]	21,053,587	21,058,023
Norddeutsche Landesbank
2.63%, 07/27/05	5,690,159	5,689,346
Northern Rock PLC
2.60% - 2.62%, 10/25/05 - 02/03/06[3]	17,070,476	17,070,476
Permanent Financing PLC
2.54% - 2.57%, 03/10/05 - 09/12/05	15,363,428	15,363,428
Sedna Finance Inc.
2.56%, 01/10/06 - 01/17/06	3,129,587	3,128,941
Sigma Finance Inc.
2.54% - 2.79%, 08/17/05 - 01/09/06	29,019,808	29,021,210
Tango Finance Corp.
2.55% - 2.74%, 04/07/05 - 09/15/05	17,508,618	17,507,891
Wachovia Asset Securitization Inc.
2.64%, 03/25/05	17,070,476	17,070,476
Wells Fargo & Co.
2.56%, 03/15/06[3]	2,845,079	2,845,489
WhistleJacket Capital LLC
2.45% - 2.57%, 06/15/05 - 01/17/06	19,915,555	19,913,827
White Pine Finance LLC
2.54% - 2.80%, 03/29/05 - 01/13/06	31,125,167	31,122,861
Winston Funding Ltd.
2.75%, 04/25/05	4,062,773	4,062,773

		435,178,032

MEDIUM-TERM NOTES[2] – 0.21%
CC USA Inc.
1.29%, 04/15/05[3]	5,690,159	5,690,088

		5,690,088

MONEY MARKET FUNDS[2] – 0.95%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4]	22,760,616	22,760,616
BlackRock Temp Cash
Money Market Fund	1,061,171	1,061,171
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares	2,147,041	2,147,041

		25,968,828

REPURCHASE AGREEMENTS – 8.44%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $128,037,920 and effective yields of 2.62% - 2.63%.[2,5]	$128,028,567	128,028,567
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $ 8,371,482 and an effective yield of 2.22%.	8,370,966	8,370,966
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $93,894,474 and an effective yield of 2.63%.[2,5]	93,887,615	93,887,615

		230,287,148

TIME DEPOSITS[2] – 7.22%
Abbey National Treasury Services PLC
1.39%, 04/08/05	3,983,111	3,983,049
Banco Bilbao Vizcaya Argentaria SA
2.50% - 2.51%, 03/21/05 - 03/22/05	8,535,238	8,535,250

14	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

February 28, 2005

Security	Principal	Value
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	$7,966,222	$7,966,223
Credit Suisse First Boston
2.55%, 03/22/05	5,690,159	5,690,159
Deutsche Bank AG
2.51%, 03/01/05	9,476,029	9,476,029
First Tennessee Bank
2.53%, 03/14/05 - 03/21/05	14,225,396	14,225,396
HBOS Treasury Services PLC
1.24% - 2.50%, 03/22/05 - 04/01/05	9,331,860	9,331,830
Key Bank N.A.
2.51% - 2.55%, 03/01/05 - 03/18/05	34,140,951	34,140,952
Natexis Banques
2.50% - 2.98%, 03/22/05 - 08/18/05	9,957,777	9,957,778
Norddeutsche Landesbank
2.11%, 06/07/05	5,690,159	5,689,855
Royal Bank of Scotland
2.54%, 03/22/05	1,422,540	1,422,540
Societe Generale
2.53%, 03/22/05	569,016	569,016
Toronto-Dominion Bank
1.22% - 2.66%, 03/23/05 - 11/09/05	22,760,634	22,759,637
UBS AG
2.67%, 11/09/05	2,276,063	2,275,908
Washington Mutual Bank
2.55%, 03/21/05 - 03/22/05	26,174,729	26,174,730
Wells Fargo Bank N.A.
2.52% - 2.53%, 03/17/05 - 03/22/05	34,994,475	34,994,394

		197,192,746

U.S. GOVERNMENT AGENCY NOTES[2] – 0.56%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	6,819,826	6,806,627
Federal National Mortgage Association
2.33%, 07/22/05	8,535,238	8,456,411

		15,263,038

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,187,019,416)		1,187,019,416

TOTAL INVESTMENTS IN SECURITIES – 142.49% (Cost: $3,918,452,631)		3,889,125,174
Other Assets, Less Liabilities – (42.49%)		(1,159,764,140)

NET ASSETS – 100.00%		$2,729,361,034

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 97.70%
U.S. Treasury Notes
3.63%, 05/15/13[1]	$82,446,000	$78,949,468
4.00%, 11/15/12	289,380,000	285,042,191
4.25%, 11/15/13[1]	150,878,000	150,027,043
4.25%, 11/15/14[1]	56,511,000	55,985,448
4.38%, 08/15/12[1]	140,413,000	141,866,269
4.75%, 05/15/14[1]	36,491,000	37,572,592

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $760,437,058)		749,443,011

SHORT-TERM INVESTMENTS – 47.12%

COMMERCIAL PAPER[2] – 10.74%
Amstel Funding Corp.
2.95%, 08/19/05	702,648	692,802
Amsterdam Funding Corp.
2.53%, 03/01/05 - 03/10/05	1,859,483	1,858,733
ANZ National Bank Ltd.
2.94%, 08/15/05	845,219	833,712
Barton Capital Corp.
2.53% - 2.54%, 03/07/05 - 03/17/05	3,740,214	3,737,194
Blue Ridge Asset Funding Corp.
2.53%, 03/23/05	1,859,483	1,856,608
Bryant Park Funding LLC
2.50%, 03/16/05	169,044	168,868
Chariot Funding LLC
2.54%, 03/21/05	1,690,439	1,688,053
Chesham Finance LLC
2.55%, 03/04/05	676,175	676,032
Corporate Asset Funding
2.55%, 03/24/05	845,219	843,842
CRC Funding LLC
2.53%, 03/11/05	422,610	422,313
Delaware Funding Corp.
2.53% - 2.54%, 03/09/05 - 03/22/05	3,134,783	3,131,307
DEPFA Bank PLC
2.28%, 05/03/05	845,219	841,854
Edison Asset Securitization
2.26% - 2.53%, 03/07/05 - 05/04/05	5,493,926	5,484,011
Fairway Finance LLC
2.53% - 2.54%, 03/09/05 - 03/22/05	1,611,529	1,609,782
Falcon Asset Securitization Corp.
2.53% - 2.54%, 03/14/05 - 03/18/05	6,517,689	6,510,080
Ford Credit Auto Receivables
2.28% - 2.55%, 03/15/05 - 04/27/05	3,925,199	3,917,986
Ford Credit Floorplan Motown
2.54% - 2.56%, 03/04/05 - 03/18/05	2,113,048	2,112,180
Fortis Funding LLC
2.35%, 05/09/05	2,366,614	2,355,955
General Electric Capital Corp.
2.53% - 2.74%, 03/08/05 - 07/07/05	3,718,965	3,709,317
Giro Funding US Corp.
2.54%, 03/14/05 - 03/18/05	2,037,841	2,035,668
Grampian Funding LLC
2.49% - 3.00%, 03/23/05 - 08/22/05	4,986,794	4,925,455
Jupiter Securitization Corp.
2.53%, 03/03/05 - 03/22/05	7,712,289	7,705,295
Kitty Hawk Funding Corp.
2.54%, 03/15/05	2,535,658	2,533,158
Liberty Street Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/16/05	929,741	928,830
Moat Funding LLC
2.50%, 03/23/05	338,088	337,571
Nordea North America Inc.
2.74%, 07/11/05	845,219	836,728
Park Avenue Receivables Corp.
2.53%, 03/10/05 - 03/11/05	2,640,499	2,638,709
Park Granada LLC
2.55% - 2.58%, 03/18/05 - 03/21/05	1,183,307	1,181,799

16	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2005

Security	Principal	Value
Preferred Receivables Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/21/05	$3,591,827	$3,586,861
Ranger Funding Co. LLC
2.54%, 03/04/05	502,686	502,579
Santander Central Hispano
2.75%, 07/08/05	2,113,048	2,092,264
Scaldis Capital LLC
2.75%, 07/08/05	423,083	418,914
Ticonderoga Master Funding Ltd.
2.54% - 2.57%, 03/21/05 - 03/24/05	2,866,781	2,862,582
Tulip Funding Corp.
2.54% - 2.55%, 03/01/05	2,821,782	2,821,782
UBS Finance (Delaware)
2.62%, 03/01/05	3,380,877	3,380,877
Windmill Funding Corp.
2.55%, 03/08/05	591,654	591,360
Yorktown Capital LLC
2.53%, 03/17/05	591,654	590,988

		82,422,049

FLOATING RATE NOTES[2] – 16.85%
Allstate Life Global Funding II
2.58%, 01/10/06[3]	777,602	777,628
American Express Centurion Bank
2.58%, 01/24/06	2,535,658	2,535,658
American Express Credit Corp.
2.68%, 10/26/05	3,380,877	3,381,992
Bank of Nova Scotia
2.52% - 2.57%, 09/26/05 - 01/03/06	1,098,785	1,098,502
Beta Finance Inc.
2.53% - 2.79%, 03/15/05 - 10/27/05	6,339,145	6,339,647
Canadian Imperial Bank of Commerce
2.52% - 2.61%, 09/13/05 - 12/14/05	5,747,492	5,746,365
CC USA Inc.
2.53% - 2.66%, 05/04/05 - 07/29/05	3,380,877	3,380,609
Commodore CDO Ltd.
2.55%, 12/12/05	422,610	422,610
Den Danske Bank NY
2.52% - 2.60%, 08/12/05 - 10/17/05	5,071,316	5,070,524
DEPFA Bank PLC
2.47%, 12/15/05	1,690,439	1,690,439
Dorada Finance Inc.
2.66%, 07/29/05	1,403,064	1,402,891
Fairway Finance LLC
2.55%, 03/14/05 - 06/20/05	2,535,658	2,535,633
Fifth Third Bancorp
2.57%, 02/23/06[3]	3,380,877	3,380,877
Five Finance Inc.
2.62% - 2.64%, 04/29/05 - 02/27/06	2,197,570	2,197,659
General Electric Capital Corp.
2.69%, 03/09/06	760,697	761,754
General Electric Commercial Equipment Financing LLC
2.56%, 11/20/05	721,950	721,950
Hartford Life Global Funding Trust
2.58%, 02/15/06	1,690,439	1,690,439
HBOS Treasury Services PLC
2.55% - 2.56%, 01/10/06 - 01/24/06	5,071,316	5,071,317
K2 USA LLC
2.55% - 2.64%, 06/10/05 - 02/15/06	7,606,974	7,607,063
Leafs LLC
2.60%, 01/20/06 - 02/21/06[3]	1,774,961	1,774,961
Links Finance LLC
2.54% - 2.77%, 04/15/05 - 02/06/06	6,930,799	6,932,568
Lothian Mortgages PLC
2.61%, 01/24/06	3,380,877	3,380,877
MetLife Funding Inc.
2.58%, 03/06/06	2,535,658	2,535,658
National City Bank (Ohio)
2.52% - 2.58%, 06/10/05 - 08/09/05	4,226,097	4,225,788

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2005

Security	Shares or Principal	Value
Nationwide Building Society
2.58% - 2.64%, 01/06/06 - 01/27/06[3]	$6,254,623	$6,255,941
Norddeutsche Landesbank
2.63%, 07/27/05	1,690,439	1,690,197
Northern Rock PLC
2.60% - 2.62%, 10/25/05 - 02/03/06[3]	5,071,316	5,071,316
Permanent Financing PLC
2.54% - 2.57%, 03/10/05 - 09/12/05	4,564,185	4,564,184
Sedna Finance Inc.
2.56%, 01/10/06 - 01/17/06	929,741	929,550
Sigma Finance Inc.
2.54% - 2.79%, 08/17/05 - 01/09/06	8,621,237	8,621,655
Tango Finance Corp.
2.55% - 2.74%, 04/07/05 - 09/15/05	5,201,480	5,201,264
Wachovia Asset Securitization Inc.
2.64%, 03/25/05	5,071,316	5,071,316
Wells Fargo & Co.
2.56%, 03/15/06[3]	845,219	845,341
WhistleJacket Capital LLC
2.45% - 2.57%, 06/15/05 - 01/17/06	5,916,535	5,916,022
White Pine Finance LLC
2.54% - 2.80%, 03/29/05 - 01/13/06	9,246,700	9,246,014
Winston Funding Ltd.
2.75%, 04/25/05	1,206,973	1,206,973

		129,283,182

MEDIUM-TERM NOTES[2] – 0.22%
CC USA Inc.
1.29%, 04/15/05[3]	1,690,439	1,690,418

		1,690,418

MONEY MARKET FUNDS[2] – 1.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4]	6,761,750	6,761,750
BlackRock Temp Cash Money Market Fund	315,254	315,254
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares	637,845	637,845

		7,714,849

REPURCHASE AGREEMENTS – 10.07%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $38,037,650 and effective yields of 2.62% - 2.63%.[2,5]	38,034,871	38,034,871
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $11,306,382 and an effective yield of 2.22%.	11,305,685	11,305,685
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $27,894,277 and an effective yield of 2.63%.[2,5]	27,892,239	27,892,239

		77,232,795

TIME DEPOSITS[2] – 7.64%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,183,307	1,183,289
Banco Bilbao Vizcaya Argentaria SA
2.50% - 2.51%, 03/21/05 - 03/22/05	2,535,658	2,535,662
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,366,614	2,366,614
Credit Suisse First Boston
2.55%, 03/22/05	1,690,439	1,690,439
Deutsche Bank AG
2.51%, 03/01/05	2,815,150	2,815,150
First Tennessee Bank
2.53%, 03/14/05 - 03/21/05	4,226,097	4,226,096

18	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

February 28, 2005

Security	Principal	Value
HBOS Treasury Services PLC
1.24% - 2.50%, 03/22/05 - 04/01/05	$2,772,319	$2,772,311
Key Bank N.A.
2.51% - 2.55%, 03/01/05 - 03/18/05	10,142,632	10,142,633
Natexis Banques
2.50% - 2.98%, 03/22/05 - 08/18/05	2,958,268	2,958,268
Norddeutsche Landesbank
2.11%, 06/07/05	1,690,439	1,690,349
Royal Bank of Scotland
2.54%, 03/22/05	422,610	422,610
Societe Generale
2.53%, 03/22/05	169,044	169,044
Toronto-Dominion Bank
1.22% - 2.66%, 03/23/05 - 11/09/05	6,761,755	6,761,459
UBS AG
2.67%, 11/09/05	676,175	676,129
Washington Mutual Bank
2.55%, 03/21/05 - 03/22/05	7,776,018	7,776,018
Wells Fargo Bank N.A.
2.52% - 2.53%, 03/17/05 - 03/22/05	10,396,198	10,396,174

		58,582,245

U.S. GOVERNMENT AGENCY NOTES[2] – 0.59%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	2,026,042	2,022,120
Federal National Mortgage Association
2.33%, 07/22/05	2,535,658	2,512,240

		4,534,360

TOTAL SHORT-TERM INVESTMENTS (Cost: $361,459,898)		361,459,898

TOTAL INVESTMENTS IN SECURITIES – 144.82% (Cost: $1,121,896,956)		1,110,902,909
Other Assets, Less Liabilities – (44.82%)		(343,803,374)

NET ASSETS – 100.00%		$767,099,535

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 98.93%
U.S. Treasury Bonds
5.25%, 11/15/28	$38,014,000	$40,486,049
5.25%, 02/15/29	41,168,000	43,905,261
5.38%, 02/15/31[1]	69,803,000	76,761,657
5.50%, 08/15/28[1]	49,883,000	54,857,333
6.00%, 02/15/26	51,543,000	59,691,947
6.13%, 11/15/27	87,316,000	103,314,043
6.13%, 08/15/29	46,397,000	55,334,458
6.25%, 05/15/30[1]	66,151,000	80,384,715
6.38%, 08/15/27	26,394,000	32,095,367
6.50%, 11/15/26[1]	41,500,000	50,991,466
6.63%, 02/15/27	37,267,000	46,478,282
6.75%, 08/15/26[1]	35,275,000	44,472,253
6.88%, 08/15/25	40,338,000	51,243,377

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $756,677,332)		740,016,208

SHORT-TERM INVESTMENTS – 23.53%

COMMERCIAL PAPER[2] – 5.22%
Amstel Funding Corp.
2.95%, 08/19/05	333,134	328,459
Amsterdam Funding Corp.
2.53%, 03/01/05 - 03/10/05	881,605	881,249
ANZ National Bank Ltd.
2.94%, 08/15/05	400,729	395,273
Barton Capital Corp.
2.53% - 2.54%, 03/07/05 - 03/17/05	1,773,283	1,771,852
Blue Ridge Asset Funding Corp.
2.53%, 03/23/05	881,605	880,241
Bryant Park Funding LLC
2.50%, 03/16/05	80,146	80,062
Chariot Funding LLC
2.54%, 03/21/05	801,459	800,328
Chesham Finance LLC
2.55%, 03/04/05	320,583	320,515
Corporate Asset Funding
2.55%, 03/24/05	400,729	400,076
CRC Funding LLC
2.53%, 03/11/05	200,365	200,224
Delaware Funding Corp.
2.53% - 2.54%, 03/09/05 - 03/22/05	1,486,241	1,484,592
DEPFA Bank PLC
2.28%, 05/03/05	400,729	399,134
Edison Asset Securitization
2.26% - 2.53%, 03/07/05 - 05/04/05	2,604,741	2,600,039
Fairway Finance LLC
2.53% - 2.54%, 03/09/05 - 03/22/05	764,047	763,219
Falcon Asset Securitization Corp.
2.53% - 2.54%, 03/14/05 - 03/18/05	3,090,120	3,086,513
Ford Credit Auto Receivables
2.28% - 2.55%, 03/15/05 - 04/27/05	1,860,987	1,857,567
Ford Credit Floorplan Motown
2.54% - 2.56%, 03/04/05 - 03/18/05	1,001,823	1,001,411
Fortis Funding LLC
2.35%, 05/09/05	1,122,042	1,116,988
General Electric Capital Corp.
2.53% - 2.74%, 03/08/05 - 07/07/05	1,763,209	1,758,635
Giro Funding US Corp.
2.54%, 03/14/05 - 03/18/05	966,166	965,136
Grampian Funding LLC
2.49% - 3.00%, 03/23/05 - 08/22/05	2,364,303	2,335,222
Jupiter Securitization Corp.
2.53%, 03/03/05 - 03/22/05	3,656,495	3,653,179
Kitty Hawk Funding Corp.
2.54%, 03/15/05	1,202,188	1,201,003
Liberty Street Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/16/05	440,802	440,371
Moat Funding LLC
2.50%, 03/23/05	160,292	160,047
Nordea North America Inc.
2.74%, 07/11/05	400,729	396,703

20	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2005

Security	Principal	Value
Park Avenue Receivables Corp.
2.53%, 03/10/05 - 03/11/05	$1,251,894	$1,251,045
Park Granada LLC
2.55% - 2.58%, 03/18/05 - 03/21/05	561,021	560,306
Preferred Receivables Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/21/05	1,702,931	1,700,577
Ranger Funding Co. LLC
2.54%, 03/04/05	238,330	238,279
Santander Central Hispano
2.75%, 07/08/05	1,001,823	991,969
Scaldis Capital LLC
2.75%, 07/08/05	200,589	198,612
Ticonderoga Master Funding Ltd.
2.54% - 2.57%, 03/21/05 - 03/24/05	1,359,178	1,357,187
Tulip Funding Corp.
2.54% - 2.55%, 03/01/05	1,337,843	1,337,843
UBS Finance (Delaware)
2.62%, 03/01/05	1,602,917	1,602,917
Windmill Funding Corp.
2.55%, 03/08/05	280,511	280,371
Yorktown Capital LLC
2.53%, 03/17/05	280,511	280,195

		39,077,339

FLOATING RATE NOTES[2] – 8.20%
Allstate Life Global Funding II
2.58%, 01/10/06[3]	368,671	368,683
American Express Centurion Bank
2.58%, 01/24/06	1,202,188	1,202,188
American Express Credit Corp.
2.68%, 10/26/05	1,602,917	1,603,446
Bank of Nova Scotia
2.52% - 2.57%, 09/26/05 - 01/03/06	520,948	520,815
Beta Finance Inc.
2.53% - 2.79%, 03/15/05 - 10/27/05	3,005,470	3,005,707
Canadian Imperial Bank of Commerce
2.52% - 2.61%, 09/13/05 - 12/14/05	2,724,960	2,724,425
CC USA Inc.
2.53% - 2.66%, 05/04/05 - 07/29/05	1,602,917	1,602,791
Commodore CDO Ltd.
2.55%, 12/12/05	200,365	200,365
Den Danske Bank NY
2.52% - 2.60%, 08/12/05 - 10/17/05	2,404,376	2,404,001
DEPFA Bank PLC
2.47%, 12/15/05	801,459	801,459
Dorada Finance Inc.
2.66%, 07/29/05	665,211	665,128
Fairway Finance LLC
2.55%, 03/14/05 - 06/20/05	1,202,188	1,202,176
Fifth Third Bancorp
2.57%, 02/23/06[3]	1,602,917	1,602,917
Five Finance Inc.
2.62% - 2.64%, 04/29/05 - 02/27/06	1,041,896	1,041,939
General Electric Capital Corp.
2.69%, 03/09/06	360,656	361,157
General Electric Commercial Equipment Financing LLC
2.56%, 11/20/05	342,286	342,286
Hartford Life Global Funding Trust
2.58%, 02/15/06	801,459	801,459
HBOS Treasury Services PLC
2.55% - 2.56%, 01/10/06 - 01/24/06	2,404,376	2,404,377
K2 USA LLC
2.55% - 2.64%, 06/10/05 - 02/15/06	3,606,564	3,606,607
Leafs LLC
2.60%, 01/20/06 - 02/21/06[3]	841,532	841,532
Links Finance LLC
2.54% - 2.77%, 04/15/05 - 02/06/06	3,285,981	3,286,820

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2005

Security	Shares or Principal	Value
Lothian Mortgages PLC
2.61%, 01/24/06	$1,602,917	$1,602,917
MetLife Funding Inc.
2.58%, 03/06/06	1,202,188	1,202,188
National City Bank (Ohio)
2.52% - 2.58%, 06/10/05 - 08/09/05	2,003,647	2,003,501
Nationwide Building Society
2.58% - 2.64%, 01/06/06 - 01/27/06[3]	2,965,397	2,966,022
Norddeutsche Landesbank
2.63%, 07/27/05	801,459	801,344
Northern Rock PLC
2.60% - 2.62%, 10/25/05 - 02/03/06[3]	2,404,376	2,404,376
Permanent Financing PLC
2.54% - 2.57%, 03/10/05 - 09/12/05	2,163,938	2,163,939
Sedna Finance Inc.
2.56%, 01/10/06 - 01/17/06	440,802	440,711
Sigma Finance Inc.
2.54% - 2.79%, 08/17/05 - 01/09/06	4,087,439	4,087,638
Tango Finance Corp.
2.55% - 2.74%, 04/07/05 - 09/15/05	2,466,088	2,465,986
Wachovia Asset Securitization Inc.
2.64%, 03/25/05	2,404,376	2,404,376
Wells Fargo & Co.
2.56%, 03/15/06[3]	400,729	400,788
WhistleJacket Capital LLC
2.45% - 2.57%, 06/15/05 - 01/17/06	2,805,105	2,804,863
White Pine Finance LLC
2.54% - 2.80%, 03/29/05 - 01/13/06	4,383,979	4,383,653
Winston Funding Ltd.
2.75%, 04/25/05	572,242	572,242

		61,294,822

MEDIUM-TERM NOTES[2] – 0.11%
CC USA Inc.
1.29%, 04/15/05[3]	801,459	801,449

		801,449

MONEY MARKET FUNDS[2] – 0.49%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4]	3,205,835	3,205,835
BlackRock Temp Cash Money Market Fund	149,466	149,466
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares	302,411	302,411

		3,657,712

REPURCHASE AGREEMENTS – 5.51%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $18,034,138 and effective yields of 2.62% - 2.63%.[2,5]	$18,032,821	18,032,821
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $ 9,968,483 and an effective yield of 2.22%.	9,967,868	9,967,868
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $13,225,034 and an effective yield of 2.63%.[2,5]	13,224,068	13,224,068

		41,224,757

TIME DEPOSITS[2] – 3.71%
Abbey National Treasury Services PLC
1.39%, 04/08/05	561,021	561,012
Banco Bilbao Vizcaya Argentaria SA
2.50% - 2.51%, 03/21/05 - 03/22/05	1,202,188	1,202,190

22	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

February 28, 2005

Security	Principal	Value
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	$1,122,042	$1,122,042
Credit Suisse First Boston
2.55%, 03/22/05	801,459	801,459
Deutsche Bank AG
2.51%, 03/01/05	1,334,699	1,334,699
First Tennessee Bank
2.53%, 03/14/05 - 03/21/05	2,003,647	2,003,646
HBOS Treasury Services PLC
1.24% - 2.50%, 03/22/05 - 04/01/05	1,314,392	1,314,388
Key Bank N.A.
2.51% - 2.55%, 03/01/05 - 03/18/05	4,808,752	4,808,752
Natexis Banques
2.50% - 2.98%, 03/22/05 - 08/18/05	1,402,553	1,402,553
Norddeutsche Landesbank
2.11%, 06/07/05	801,459	801,416
Royal Bank of Scotland
2.54%, 03/22/05	200,365	200,365
Societe Generale
2.53%, 03/22/05	80,146	80,146
Toronto-Dominion Bank
1.22% - 2.66%, 03/23/05 - 11/09/05	3,205,835	3,205,695
UBS AG
2.67%, 11/09/05	320,583	320,562
Washington Mutual Bank
2.55%, 03/21/05 - 03/22/05	3,686,711	3,686,710
Wells Fargo Bank N.A.
2.52% - 2.53%, 03/17/05 - 03/22/05	4,928,971	4,928,960

		27,774,595

U.S. GOVERNMENT AGENCY NOTES[2] – 0.29%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	960,572	958,714
Federal National Mortgage Association
2.33%, 07/22/05	1,202,188	1,191,085

		2,149,799

TOTAL SHORT-TERM INVESTMENTS (Cost: $175,980,473)		175,980,473

TOTAL INVESTMENTS IN SECURITIES – 122.46% (Cost: $932,657,805)		915,996,681
Other Assets, Less Liabilities – (22.46%)		(167,974,253)

NET ASSETS – 100.00%		$748,022,428

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 99.47%
U.S. Treasury Inflation Index Bonds
0.88%, 04/15/10[1]	$88,651,443	$87,252,523
1.63%, 01/15/15[1]	74,819,045	74,339,455
1.88%, 07/15/13	148,840,096	152,468,818
2.00%, 01/15/14	159,750,964	164,792,704
2.00%, 07/15/14	137,311,122	141,320,607
2.38%, 01/15/25	140,589,618	150,474,475
3.00%, 07/15/12	163,160,180	180,827,164
3.38%, 01/15/07[1]	122,982,241	129,285,081
3.38%, 01/15/12	46,472,634	52,514,077
3.38%, 04/15/32	37,478,354	49,547,509
3.50%, 01/15/11	85,217,385	95,923,245
3.63%, 01/15/08[1]	128,257,570	138,437,373
3.63%, 04/15/28	122,491,709	160,597,655
3.88%, 01/15/09	112,824,594	125,129,244
3.88%, 04/15/29	143,733,421	197,183,568
4.25%, 01/15/10[1]	83,185,733	95,404,054

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,967,411,937)		1,995,497,552

SHORT-TERM INVESTMENTS – 15.75%

COMMERCIAL PAPER[2] – 3.66%
Amstel Funding Corp.
2.95%, 08/19/05	626,321	617,545
Amsterdam Funding Corp.
2.53%, 03/01/05 - 03/10/05	1,657,493	1,656,825
ANZ National Bank Ltd.
2.94%, 08/15/05	753,406	743,148
Barton Capital Corp.
2.53% - 2.54%, 03/07/05 - 03/17/05	3,333,926	3,331,233
Blue Ridge Asset Funding Corp.
2.53%, 03/23/05	1,657,493	1,654,931
Bryant Park Funding LLC
2.50%, 03/16/05	150,681	150,524
Chariot Funding LLC
2.54%, 03/21/05	1,506,812	1,504,685
Chesham Finance LLC
2.55%, 03/04/05	602,725	602,597
Corporate Asset Funding
2.55%, 03/24/05	753,406	752,178
CRC Funding LLC
2.53%, 03/11/05	376,703	376,438
Delaware Funding Corp.
2.53% - 2.54%, 03/09/05 - 03/22/05	2,794,261	2,791,163
DEPFA Bank PLC
2.28%, 05/03/05	753,406	750,406
Edison Asset Securitization
2.26% - 2.53%, 03/07/05 - 05/04/05	4,897,137	4,888,299
Fairway Finance LLC
2.53% - 2.54%, 03/09/05 - 03/22/05	1,436,474	1,434,916
Falcon Asset Securitization Corp.
2.53% - 2.54%, 03/14/05 - 03/18/05	5,809,693	5,802,910
Ford Credit Auto Receivables
2.28% - 2.55%, 03/15/05 - 04/27/05	3,498,816	3,492,387
Ford Credit Floorplan Motown
2.54% - 2.56%, 03/04/05 - 03/18/05	1,883,514	1,882,740
Fortis Funding LLC
2.35%, 05/09/05	2,109,536	2,100,034
General Electric Capital Corp.
2.53% - 2.74%, 03/08/05 - 07/07/05	3,314,985	3,306,385
Giro Funding US Corp.
2.54%, 03/14/05 - 03/18/05	1,816,476	1,814,540
Grampian Funding LLC
2.49% - 3.00%, 03/23/05 - 08/22/05	4,445,094	4,390,418
Jupiter Securitization Corp.
2.53%, 03/03/05 - 03/22/05	6,874,526	6,868,290
Kitty Hawk Funding Corp.
2.54%, 03/15/05	2,260,217	2,257,989
Liberty Street Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/16/05	828,746	827,935

24	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2005

Security	Principal	Value
Moat Funding LLC
2.50%, 03/23/05	$301,362	$300,902
Nordea North America Inc.
2.74%, 07/11/05	753,406	745,837
Park Avenue Receivables Corp.
2.53%, 03/10/05 - 03/11/05	2,353,670	2,352,074
Park Granada LLC
2.55% - 2.58%, 03/18/05 - 03/21/05	1,054,768	1,053,423
Preferred Receivables Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/21/05	3,201,658	3,197,232
Ranger Funding Co. LLC
2.54%, 03/04/05	448,081	447,986
Santander Central Hispano
2.75%, 07/08/05	1,883,514	1,864,988
Scaldis Capital LLC
2.75%, 07/08/05	377,125	373,409
Ticonderoga Master Funding Ltd.
2.54% - 2.57%, 03/21/05 - 03/24/05	2,555,372	2,551,629
Tulip Funding Corp.
2.54% - 2.55%, 03/01/05	2,515,260	2,515,261
UBS Finance (Delaware)
2.62%, 03/01/05	3,013,623	3,013,623
Windmill Funding Corp.
2.55%, 03/08/05	527,384	527,123
Yorktown Capital LLC
2.53%, 03/17/05	527,384	526,791

		73,468,794

FLOATING RATE NOTES[2] – 5.75%
Allstate Life Global Funding II
2.58%, 01/10/06[3]	693,133	693,157
American Express Centurion Bank
2.58%, 01/24/06	2,260,217	2,260,217
American Express Credit Corp.
2.68%, 10/26/05	3,013,623	3,014,616
Bank of Nova Scotia
2.52% - 2.57%, 09/26/05 - 01/03/06	979,427	979,175
Beta Finance Inc.
2.53% - 2.79%, 03/15/05 - 10/27/05	5,650,543	5,650,991
Canadian Imperial Bank of Commerce
2.52% - 2.61%, 09/13/05 - 12/14/05	5,123,159	5,122,155
CC USA Inc.
2.53% - 2.66%, 05/04/05 - 07/29/05	3,013,623	3,013,384
Commodore CDO Ltd.
2.55%, 12/12/05	376,703	376,703
Den Danske Bank NY
2.52% - 2.60%, 08/12/05 - 10/17/05	4,520,435	4,519,728
DEPFA Bank PLC
2.47%, 12/15/05	1,506,812	1,506,812
Dorada Finance Inc.
2.66%, 07/29/05	1,250,654	1,250,499
Fairway Finance LLC
2.55%, 03/14/05 - 06/20/05	2,260,217	2,260,195
Fifth Third Bancorp
2.57%, 02/23/06[3]	3,013,623	3,013,623
Five Finance Inc.
2.62% - 2.64%, 04/29/05 - 02/27/06	1,958,855	1,958,934
General Electric Capital Corp.
2.69%, 03/09/06	678,065	679,007
General Electric Commercial Equipment Financing LLC
2.56%, 11/20/05	643,527	643,528
Hartford Life Global Funding Trust
2.58%, 02/15/06	1,506,812	1,506,812
HBOS Treasury Services PLC
2.55% - 2.56%, 01/10/06 - 01/24/06	4,520,435	4,520,436
K2 USA LLC
2.55% - 2.64%, 06/10/05 - 02/15/06	6,780,652	6,780,729
Leafs LLC
2.60%, 01/20/06 - 02/21/06[3]	1,582,152	1,582,152

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2005

Security	Principal	Value
Links Finance LLC
2.54% - 2.77%, 04/15/05 - 02/06/06	$6,177,927	$6,179,503
Lothian Mortgages PLC
2.61%, 01/24/06	3,013,623	3,013,623
MetLife Funding Inc.
2.58%, 03/06/06	2,260,217	2,260,217
National City Bank (Ohio)
2.52% - 2.58%, 06/10/05 - 08/09/05	3,767,029	3,766,753
Nationwide Building Society
2.58% - 2.64%, 01/06/06 - 01/27/06[3]	5,575,203	5,576,378
Norddeutsche Landesbank
2.63%, 07/27/05	1,506,812	1,506,596
Northern Rock PLC
2.60% - 2.62%, 10/25/05 - 02/03/06[3]	4,520,435	4,520,435
Permanent Financing PLC
2.54% - 2.57%, 03/10/05 - 09/12/05	4,068,391	4,068,391
Sedna Finance Inc.
2.56%, 01/10/06 - 01/17/06	828,746	828,576
Sigma Finance Inc.
2.54% - 2.79%, 08/17/05 - 01/09/06	7,684,739	7,685,109
Tango Finance Corp.
2.55% - 2.74%, 04/07/05 - 09/15/05	4,636,459	4,636,266
Wachovia Asset Securitization Inc.
2.64%, 03/25/05	4,520,435	4,520,434
Wells Fargo & Co.
2.56%, 03/15/06[3]	753,406	753,514
WhistleJacket Capital LLC
2.45% - 2.57%, 06/15/05 - 01/17/06	5,273,840	5,273,384
White Pine Finance LLC
2.54% - 2.80%, 03/29/05 - 01/13/06	8,242,259	8,241,649
Winston Funding Ltd.
2.75%, 04/25/05	1,075,863	1,075,863

		115,239,544

MEDIUM-TERM NOTES[2] – 0.08%
CC USA Inc.
1.29%, 04/15/05[3]	1,506,812	1,506,793

		1,506,793

MONEY MARKET FUNDS[2] – 0.34%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4]	6,027,238	6,027,238
BlackRock Temp Cash Money Market Fund	281,009	281,009
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares	568,558	568,558

		6,876,805

REPURCHASE AGREEMENTS – 3.12%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $33,905,736 and effective yields of 2.62% - 2.63%.[2,5]	$33,903,259	33,903,259
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 2/28/05, due 3/1/05 with a maturity value of $3,876,914 and an effective yield of 2.22%.	3,876,675	3,876,675
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $24,864,206 and an effective yield of 2.63%.[2,5]	24,862,390	24,862,390

		62,642,324

TIME DEPOSITS[2] – 2.60%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,054,768	1,054,752
Banco Bilbao Vizcaya Argentaria SA
2.50% - 2.51%, 03/21/05 - 03/22/05	2,260,217	2,260,221

26	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN TIPS BOND FUND

February 28, 2005

Security	Principal	Value
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	$2,109,536	$2,109,537
Credit Suisse First Boston
2.55%, 03/22/05	1,506,812	1,506,812
Deutsche Bank AG
2.51%, 03/01/05	2,509,348	2,509,348
First Tennessee Bank
2.53%, 03/14/05 - 03/21/05	3,767,029	3,767,029
HBOS Treasury Services PLC
1.24% - 2.50%, 03/22/05 - 04/01/05	2,471,171	2,471,163
Key Bank N.A.
2.51% - 2.55%, 03/01/05 - 03/18/05	9,040,869	9,040,870
Natexis Banques
2.50% - 2.98%, 03/22/05 - 08/18/05	2,636,920	2,636,921
Norddeutsche Landesbank
2.11%, 06/07/05	1,506,812	1,506,732
Royal Bank of Scotland
2.54%, 03/22/05	376,703	376,703
Societe Generale
2.53%, 03/22/05	150,681	150,681
Toronto-Dominion Bank
1.22% - 2.66%, 03/23/05 - 11/09/05	6,027,246	6,026,981
UBS AG
2.67%, 11/09/05	602,725	602,683
Washington Mutual Bank
2.55%, 03/21/05 - 03/22/05	6,931,333	6,931,333
Wells Fargo Bank N.A.
2.52% - 2.53%, 03/17/05 - 03/22/05	9,266,891	9,266,870

		52,218,636

U.S. GOVERNMENT AGENCY NOTES[2] – 0.20%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,805,959	1,802,464
Federal National Mortgage Association
2.33%, 07/22/05	2,260,217	2,239,343

		4,041,807

TOTAL SHORT-TERM INVESTMENTS
(Cost: $315,994,703)		315,994,703

TOTAL INVESTMENTS IN SECURITIES – 115.22%
(Cost: $2,283,406,640)		2,311,492,255

Other Assets, Less Liabilities – (15.22%)		(305,405,355)

NET ASSETS – 100.00%		$2,006,086,900

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2005

Security	Principal	Value
CORPORATE BONDS & NOTES – 25.25%

AUTO MANUFACTURERS – 1.26%
DaimlerChrysler NA Holding Corp.
3.88%, 07/22/08	$3,175,000	$3,126,468
4.75%, 01/15/08	6,350,000	6,395,657
7.30%, 01/15/12	3,175,000	3,560,432
General Motors Corp.
8.38%, 07/15/33[1]	3,175,000	3,143,695

		16,226,252

BANKS – 3.47%
Bank of America Corp.
3.25%, 08/15/08	6,350,000	6,163,995
4.88%, 01/15/13	3,175,000	3,199,262
Bank One Corp.
2.63%, 06/30/08	6,350,000	6,032,747
Credit Suisse First Boston
6.13%, 11/15/11	3,175,000	3,433,023
7.13%, 07/15/32	3,175,000	3,835,544
International Bank for Reconstruction & Development
4.13%, 08/12/09	6,350,000	6,380,998
Wachovia Corp.
3.50%, 08/15/08	6,350,000	6,210,594
Washington Mutual Inc.
4.00%, 01/15/09	3,175,000	3,128,593
Wells Fargo & Co.
5.00%, 11/15/14	3,175,000	3,185,268
5.13%, 02/15/07	3,175,000	3,248,245

		44,818,269

COMMERCIAL SERVICES – 0.56%
Cendant Corp.
7.38%, 01/15/13	6,350,000	7,264,740

		7,264,740

COMPUTERS – 0.50%
Hewlett-Packard Co.
5.50%, 07/01/07	3,175,000	3,274,290
International Business Machines Corp.
4.25%, 09/15/09	3,175,000	3,170,590

		6,444,880

DIVERSIFIED FINANCIAL SERVICES – 12.26%
American Express Co.
4.88%, 07/15/13	3,175,000	3,200,529
American Express Credit Corp.
3.00%, 05/16/08	3,175,000	3,062,218
American General Finance Corp.
5.38%, 10/01/12	6,350,000	6,548,322
Bear Stearns Companies Inc.
2.88%, 07/02/08	6,350,000	6,075,419
Boeing Capital Corp.
5.80%, 01/15/13	3,175,000	3,385,915
CIT Group Inc.
7.38%, 04/02/07	6,350,000	6,769,632
Citigroup Inc.
3.50%, 02/01/08[1]	6,350,000	6,241,215
6.00%, 02/21/12[1]	6,350,000	6,860,644
Countrywide Home Loans Inc.
3.25%, 05/21/08	3,175,000	3,069,187
Devon Financing Corp. ULC
6.88%, 09/30/11	3,175,000	3,558,660
Diageo Capital PLC
3.50%, 11/19/07	3,175,000	3,127,272
Ford Motor Credit Co.
5.63%, 10/01/08[1]	6,350,000	6,359,116
7.00%, 10/01/13[1]	3,175,000	3,268,135
General Electric Capital Corp.
3.50%, 05/01/08	6,350,000	6,221,328
5.88%, 02/15/12	3,175,000	3,398,619
6.75%, 03/15/32	3,175,000	3,742,294
General Motors Acceptance Corp.
6.13%, 09/15/06	3,175,000	3,235,791
Goldman Sachs Group Inc.
3.88%, 01/15/09	6,350,000	6,251,401
5.00%, 10/01/14	3,175,000	3,151,819
Household Finance Corp.
4.63%, 01/15/08[1]	3,175,000	3,211,133
6.38%, 11/27/12	6,350,000	6,952,361
International Lease Finance Corp.
5.63%, 06/01/07	6,350,000	6,553,270
John Deere Capital Corp.
7.00%, 03/15/12	3,175,000	3,608,948

28	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2005

Security	Principal	Value
JP Morgan Chase & Co.
5.75%, 01/02/13	$3,175,000	$3,349,335
Lehman Brothers Inc.
4.00%, 01/22/08	9,525,000	9,476,227
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	6,350,000	6,253,887
Morgan Stanley
5.30%, 03/01/13	3,175,000	3,254,706
5.80%, 04/01/07	6,350,000	6,580,248
National Rural Utilities
7.25%, 03/01/12	6,350,000	7,263,041
SLM Corp.
5.38%, 05/15/14	3,175,000	3,260,166
Sprint Capital Corp.
8.38%, 03/15/12[1]	3,175,000	3,800,701
Unilever Capital Corp.
5.90%, 11/15/32	3,175,000	3,384,519
Verizon Global Funding Corp.
7.75%, 12/01/30	3,175,000	3,954,417

		158,430,475

ELECTRIC – 0.80%
Pacific Gas & Electric Co.
6.05%, 03/01/34	3,175,000	3,343,071
Progress Energy Inc.
7.10%, 03/01/11	6,350,000	7,048,972

		10,392,043

ENERGY – 0.27%
TXU Energy Co.
7.00%, 03/15/13	3,175,000	3,545,042

		3,545,042

FOOD – 0.24%
Kraft Foods Inc.
4.00%, 10/01/08	3,175,000	3,138,026

		3,138,026

FOREST PRODUCTS & PAPER – 0.30%
Weyerhaeuser Co.
7.38%, 03/15/32	3,175,000	3,830,592

		3,830,592

MANUFACTURING – 0.27%
Tyco International Group SA
6.38%, 10/15/11	3,175,000	3,475,066

		3,475,066

MEDIA – 0.81%
AOL Time Warner Inc.
6.15%, 05/01/07	3,175,000	3,306,579
7.70%, 05/01/32[1]	3,175,000	3,910,692
News America Inc.
6.20%, 12/15/34[2]	3,175,000	3,277,586

		10,494,857

MINING – 0.27%
Alcoa Inc.
6.00%, 01/15/12	3,175,000	3,423,184

		3,423,184

MULTI-NATIONAL – 0.50%
European Investment Bank
4.63%, 05/15/14	6,350,000	6,429,611

		6,429,611

OIL & GAS – 0.57%
ConocoPhillips
5.90%, 10/15/32	3,175,000	3,417,692
Valero Energy Corp.
7.50%, 04/15/32[1]	3,175,000	3,910,083

		7,327,775

PHARMACEUTICALS – 0.50%
Bristol-Myers Squibb Co.
4.75%, 10/01/06	3,175,000	3,216,720
Wyeth
5.50%, 02/01/14	3,175,000	3,287,878

		6,504,598

REAL ESTATE – 0.24%
EOP Operating LP
4.75%, 03/15/14	3,175,000	3,064,793

		3,064,793

RETAIL – 0.51%
Target Corp.
5.88%, 03/01/12[1]	3,175,000	3,427,421
Wal-Mart Stores Inc.
4.55%, 05/01/13	3,175,000	3,175,538

		6,602,959

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2005

Security	Principal	Value
TELECOMMUNICATIONS – 1.32%
AT&T Wireless Services Inc.
7.88%, 03/01/11	$6,350,000	$7,345,616
BellSouth Corp.
6.00%, 11/15/34	3,175,000	3,252,407
SBC Communications Inc.
5.88%, 02/01/12	3,175,000	3,370,535
Telecom Italia SpA
4.00%, 01/15/10[2]	3,175,000	3,078,592

		17,047,150

TELEPHONE – 0.60%
AT&T Broadband Corp.
8.38%, 03/15/13	6,350,000	7,727,599

		7,727,599

TOTAL CORPORATE BONDS & NOTES (Cost: $326,607,402)		326,187,911

FOREIGN GOVERNMENT BONDS & NOTES[7] – 2.81%
Italy (Republic of)
2.75%, 12/15/06	9,525,000	9,368,790
Ontario (Province of)
3.50%, 09/17/07	6,350,000	6,281,597
5.13%, 07/17/12	3,175,000	3,311,073
Quebec (Province of)
7.50%, 09/15/29[1]	3,175,000	4,172,363
United Mexican States
4.63%, 10/08/08[1]	6,350,000	6,375,401
6.38%, 01/16/13	6,350,000	6,756,400

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $36,356,845)		36,265,624

MUNICIPAL DEBT OBLIGATIONS – 0.24%

ILLINOIS – 0.24%
Illinois State, General Obligations
5.10%, 06/01/33	3,175,000	3,088,259

		3,088,259

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $2,994,110)		3,088,259

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 70.43%

MORTGAGE-BACKED SECURITIES – 34.89%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/35[3]	28,448,000	28,083,524
5.00%, 03/01/20[3]	20,193,000	20,338,147
5.00%, 03/01/35[3]	30,099,000	29,694,530
5.50%, 03/01/20[3]	8,509,000	8,721,725
5.50%, 03/01/35[3]	33,020,000	33,329,563
6.00%, 03/01/20[3]	6,477,000	6,727,984
6.00%, 03/01/35[3]	16,383,000	16,818,165
6.50%, 03/01/35[3]	15,113,000	15,736,411
7.00%, 03/01/35[3]	5,334,000	5,622,367
Federal National Mortgage Association
4.00%, 03/01/20[3]	7,620,000	7,362,825
4.50%, 03/01/20[3]	16,510,000	16,288,139
5.00%, 03/01/20[3]	23,495,000	23,649,174
5.00%, 03/01/35[3]	43,815,000	43,171,445
5.50%, 03/01/20[3]	10,922,000	11,184,805
5.50%, 03/01/35[3]	58,547,000	59,022,694
6.00%, 03/01/20[3]	8,255,000	8,592,943
6.00%, 03/01/35[3]	31,242,000	32,042,576
6.50%, 03/01/20[3]	2,540,000	2,669,383
6.50%, 03/01/35[3]	18,796,000	19,571,335
7.00%, 03/01/35[3]	13,843,000	14,595,713
Government National Mortgage Association
5.00%, 03/01/35[3]	9,525,000	9,471,422
5.50%, 03/01/35[3]	17,145,000	17,412,891
6.00%, 03/01/35[3]	11,811,000	12,183,779
6.50%, 03/01/35[3]	8,001,000	8,393,545

		450,685,085

U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.94%
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08[1]	30,480,000	29,451,605
4.50%, 01/15/13[1]	26,035,000	25,971,087
6.25%, 07/15/32[1]	5,715,000	6,677,876
Federal National Mortgage Association
2.13%, 04/15/06[1]	6,223,000	6,133,834
2.63%, 11/15/06[1]	54,610,000	53,644,424
7.25%, 01/15/10[1]	17,272,000	19,500,306

		141,379,132

30	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2005

Security	Principal	Value
U.S. GOVERNMENT OBLIGATIONS – 24.60%
U.S. Treasury Bonds
6.25%, 05/15/30[1]	$5,588,000	$6,790,370
7.63%, 02/15/25[1]	26,416,000	36,027,726
8.13%, 08/15/19[1]	27,051,000	36,849,413
U.S. Treasury Notes
2.75%, 07/31/06[1]	104,902,000	103,903,330
3.00%, 11/15/07[1]	16,637,000	16,336,037
3.50%, 02/15/10	5,715,000	5,589,098
4.75%, 05/15/14[1]	49,149,000	50,605,775
6.00%, 08/15/09[1]	56,896,000	61,621,213

		317,722,962

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $915,640,814)		909,787,179

SHORT-TERM INVESTMENTS – 64.88%

COMMERCIAL PAPER[4] – 7.11%
Amstel Funding Corp.
2.95%, 08/19/05	783,577	772,597
Amsterdam Funding Corp.
2.53%, 03/01/05 - 03/10/05	2,073,652	2,072,817
ANZ National Bank Ltd.
2.94%, 08/15/05	942,569	929,736
Barton Capital Corp.
2.53% - 2.54%, 03/07/05 - 03/17/05	4,171,000	4,167,633
Blue Ridge Asset Funding Corp.
2.53%, 03/23/05	2,073,652	2,070,446
Bryant Park Funding LLC
2.50%, 03/16/05	188,514	188,317
Chariot Funding LLC
2.54%, 03/21/05	1,885,138	1,882,478
Chesham Finance LLC
2.55%, 03/04/05	754,055	753,895
Corporate Asset Funding
2.55%, 03/24/05	942,569	941,034
CRC Funding LLC
2.53%, 03/11/05	471,285	470,953
Delaware Funding Corp.
2.53% - 2.54%, 03/09/05 - 03/22/05	3,495,838	3,491,961
DEPFA Bank PLC
2.28%, 05/03/05	942,569	938,817
Edison Asset Securitization
2.26% - 2.53%, 03/07/05 - 05/04/05	6,126,699	6,115,642
Fairway Finance LLC
2.53% - 2.54%, 03/09/05 - 03/22/05	1,797,140	1,795,192
Falcon Asset Securitization Corp.
2.53% - 2.54%, 03/14/05 - 03/18/05	7,268,377	7,259,890
Ford Credit Auto Receivables
2.28% - 2.55%, 03/15/05 - 04/27/05	4,377,291	4,369,249
Ford Credit Floorplan Motown
2.54% - 2.56%, 03/04/05 - 03/18/05	2,356,423	2,355,454
Fortis Funding LLC
2.35%, 05/09/05	2,639,194	2,627,306
General Electric Capital Corp.
2.53% - 2.74%, 03/08/05 - 07/07/05	4,147,304	4,136,545
Giro Funding US Corp.
2.54%, 03/14/05 - 03/18/05	2,272,553	2,270,121
Grampian Funding LLC
2.49% - 3.00%, 03/23/05 - 08/22/05	5,561,158	5,492,754
Jupiter Securitization Corp.
2.53%, 03/03/05 - 03/22/05	8,600,566	8,592,767
Kitty Hawk Funding Corp.
2.54%, 03/15/05	2,827,707	2,824,920
Liberty Street Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/16/05	1,036,826	1,035,811
Moat Funding LLC
2.50%, 03/23/05	377,028	376,452
Nordea North America Inc.
2.74%, 07/11/05	942,569	933,099
Park Avenue Receivables Corp.
2.53%, 03/10/05 - 03/11/05	2,944,624	2,942,627

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2005

Security	Principal	Value
Park Granada LLC
2.55% - 2.58%, 03/18/05 - 03/21/05	$1,319,597	$1,317,915
Preferred Receivables Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/21/05	4,005,523	3,999,986
Ranger Funding Co. LLC
2.54%, 03/04/05	560,584	560,465
Santander Central Hispano
2.75%, 07/08/05	2,356,423	2,333,244
Scaldis Capital LLC
2.75%, 07/08/05	471,812	467,163
Ticonderoga Master Funding Ltd.
2.54% - 2.57%, 03/21/05 - 03/24/05	3,196,968	3,192,286
Tulip Funding Corp.
2.54% - 2.55%, 03/01/05	3,146,786	3,146,786
UBS Finance (Delaware)
2.62%, 03/01/05	3,770,277	3,770,277
Windmill Funding Corp.
2.55%, 03/08/05	659,798	659,471
Yorktown Capital LLC
2.53%, 03/17/05	659,798	659,056

		91,915,162

FLOATING RATE NOTES[4] – 11.16%
Allstate Life Global Funding II
2.58%, 01/10/06[2]	867,164	867,193
American Express Centurion Bank
2.58%, 01/24/06	2,827,707	2,827,707
American Express Credit Corp.
2.68%, 10/26/05	3,770,277	3,771,520
Bank of Nova Scotia
2.52% - 2.57%, 09/26/05 - 01/03/06	1,225,340	1,225,024
Beta Finance Inc.
2.53% - 2.79%, 03/15/05 - 10/27/05	7,069,269	7,069,830
Canadian Imperial Bank of Commerce
2.52% - 2.61%, 09/13/05 - 12/14/05	6,409,470	6,408,214
CC USA Inc.
2.53% - 2.66%, 05/04/05 - 07/29/05	3,770,277	3,769,977
Commodore CDO Ltd.
2.55%, 12/12/05	471,285	471,285
Den Danske Bank NY
2.52% - 2.60%, 08/12/05 - 10/17/05	5,655,415	5,654,530
DEPFA Bank PLC
2.47%, 12/15/05	1,885,138	1,885,138
Dorada Finance Inc.
2.66%, 07/29/05	1,564,665	1,564,471
Fairway Finance LLC
2.55%, 03/14/05 - 06/20/05	2,827,707	2,827,678
Fifth Third Bancorp
2.57%, 02/23/06[2]	3,770,277	3,770,277
Five Finance Inc.
2.62% - 2.64%, 04/29/05 - 02/27/06	2,450,680	2,450,778
General Electric Capital Corp.
2.69%, 03/09/06	848,312	849,490
General Electric Commercial Equipment Financing LLC
2.56%, 11/20/05	805,102	805,102
Hartford Life Global Funding Trust
2.58%, 02/15/06	1,885,138	1,885,138
HBOS Treasury Services PLC
2.55% - 2.56%, 01/10/06 - 01/24/06	5,655,415	5,655,414
K2 USA LLC
2.55% - 2.64%, 06/10/05 - 02/15/06	8,483,122	8,483,220
Leafs LLC
2.60%, 01/20/06 - 02/21/06[2]	1,979,395	1,979,395
Links Finance LLC
2.54% - 2.77%, 04/15/05 - 02/06/06	7,729,067	7,731,041
Lothian Mortgages PLC
2.61%, 01/24/06	3,770,277	3,770,277
MetLife Funding Inc.
2.58%, 03/06/06	2,827,707	2,827,707

32	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2005

Security	Shares or Principal	Value
National City Bank (Ohio)
2.52% - 2.58%, 06/10/05 - 08/09/05	$4,712,846	$4,712,502
Nationwide Building Society
2.58% - 2.64%, 01/06/06 - 01/27/06[2]	6,975,012	6,976,481
Norddeutsche Landesbank
2.63%, 07/27/05	1,885,138	1,884,869
Northern Rock PLC
2.60% - 2.62%, 10/25/05 - 02/03/06[2]	5,655,415	5,655,415
Permanent Financing PLC
2.54% - 2.57%, 03/10/05 - 09/12/05	5,089,873	5,089,873
Sedna Finance Inc.
2.56%, 01/10/06 - 01/17/06	1,036,826	1,036,612
Sigma Finance Inc.
2.54% - 2.79%, 08/17/05 - 01/09/06	9,614,205	9,614,671
Tango Finance Corp.
2.55% - 2.74%, 04/07/05 - 09/15/05	5,800,570	5,800,330
Wachovia Asset Securitization Inc.
2.64%, 03/25/05	5,655,415	5,655,414
Wells Fargo & Co.
2.56%, 03/15/06[2]	942,569	942,706
WhistleJacket Capital LLC
2.45% - 2.57%, 06/15/05 - 01/17/06	6,597,984	6,597,412
White Pine Finance LLC
2.54% - 2.80%, 03/29/05 - 01/13/06	10,311,706	10,310,943
Winston Funding Ltd.
2.75%, 04/25/05	1,345,989	1,345,989

		144,173,623

MEDIUM-TERM NOTES[4] – 0.15%
CC USA Inc.
1.29%, 04/15/05[2]	1,885,138	1,885,115

		1,885,115

MONEY MARKET FUNDS – 32.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4,5]	7,540,554	7,540,554
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[5]	406,877,624	406,877,624
BlackRock Temp Cash Money Market Fund[4]	351,564	351,564
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares[4]	711,311	711,311

		415,481,053

REPURCHASE AGREEMENTS – 8.85%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $42,418,710 and effective yields of 2.62% - 2.63%.[4,6]	42,415,612	42,415,612
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $40,799,461 and an effective yield of 2.22%.	40,796,945	40,796,945
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $31,107,054 and an effective yield of 2.63%.[4,6]	31,104,782	31,104,782

		114,317,339

TIME DEPOSITS[4] – 5.06%
Abbey National Treasury Services PLC
1.39%, 04/08/05	1,319,597	1,319,577
Banco Bilbao Vizcaya Argentaria SA
2.50% - 2.51%, 03/21/05 - 03/22/05	2,827,707	2,827,712
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	2,639,194	2,639,193

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® LEHMAN AGGREGATE BOND FUND

February 28, 2005

Security	Principal	Value
Credit Suisse First Boston
2.55%, 03/22/05	$1,885,138	$1,885,138
Deutsche Bank AG
2.51%, 03/01/05	3,139,390	3,139,390
First Tennessee Bank
2.53%, 03/14/05 - 03/21/05	4,712,846	4,712,846
HBOS Treasury Services PLC
1.24% - 2.50%, 03/22/05 - 04/01/05	3,091,627	3,091,616
Key Bank N.A.
2.51% - 2.55%, 03/01/05 - 03/18/05	11,310,830	11,310,829
Natexis Banques
2.50% - 2.98%, 03/22/05 - 08/18/05	3,298,992	3,298,992
Norddeutsche Landesbank
2.11%, 06/07/05	1,885,138	1,885,038
Royal Bank of Scotland
2.54%, 03/22/05	471,285	471,285
Societe Generale
2.53%, 03/22/05	188,514	188,514
Toronto-Dominion Bank
1.22% - 2.66%, 03/23/05 - 11/09/05	7,540,553	7,540,223
UBS AG
2.67%, 11/09/05	754,055	754,004
Washington Mutual Bank
2.55%, 03/21/05 - 03/22/05	8,671,636	8,671,636
Wells Fargo Bank N.A.
2.52% - 2.53%, 03/17/05 - 03/22/05	11,593,600	11,593,573

		65,329,566

U.S. GOVERNMENT AGENCY NOTES[4] – 0.39%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	2,259,395	2,255,022
Federal National Mortgage Association
2.33%, 07/22/05	2,827,707	2,801,592

		5,056,614

TOTAL SHORT-TERM INVESTMENTS (Cost: $838,158,472)		838,158,472

TOTAL INVESTMENTS IN SECURITIES – 163.61% (Cost: $2,119,757,643)		2,113,487,445
Other Assets, Less Liabilities – (63.61%)		(821,670,234)

NET ASSETS – 100.00%		$1,291,817,211

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[3]	To-be-announced (TBA). See Note 1.
[4]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.
[7]	Investments are denominated in U.S. dollars.

See notes to financial statements.

34	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

February 28, 2005

Security	Principal	Value

CORPORATE BONDS & NOTES – 98.13%

AUTO MANUFACTURERS – 4.91%
DaimlerChrysler NA Holding Corp.
3.88%, 07/22/08	$24,150,000	$23,791,493
5.25%, 07/22/13	24,150,000	24,679,247
6.50%, 11/15/13	24,150,000	26,117,017
7.30%, 01/15/12	24,150,000	27,153,294
General Motors Corp.
8.38%, 07/15/33[1]	24,150,000	23,773,381

		125,514,432

BANKS – 16.02%
Bank of America Corp.
3.25%, 08/15/08	24,150,000	23,434,918
5.38%, 06/15/14	24,150,000	25,110,687
Bank One Corp.
2.63%, 06/30/08	25,300,000	24,009,827
BB&T Corp.
5.20%, 12/23/15[1]	24,150,000	24,523,480
Credit Suisse First Boston
4.70%, 06/01/09	24,150,000	24,407,560
4.88%, 01/15/15	24,150,000	23,753,457
HSBC Bank USA Inc.
3.88%, 09/15/09	24,150,000	23,604,693
4.63%, 04/01/14	24,150,000	23,620,390
5.88%, 11/01/34	24,150,000	24,996,216
Popular North America Inc.
3.88%, 10/01/08	24,150,000	23,718,198
US Bank N.A.
4.95%, 10/30/14	24,150,000	24,208,805
Wachovia Corp.
3.63%, 02/17/09[1]	24,150,000	23,571,004
5.25%, 08/01/14[1]	24,150,000	24,621,287
Washington Mutual Inc.
4.00%, 01/15/09	24,150,000	23,783,644
5.13%, 01/15/15[1]	24,150,000	24,085,278
Wells Fargo & Co.
4.20%, 01/15/10	24,150,000	23,937,601
Wells Fargo Bank N.A.
4.75%, 02/09/15	24,150,000	23,807,191

		409,194,236

BEVERAGES – 0.95%
Diageo Finance BV
3.88%, 04/01/11	25,300,000	24,376,676

		24,376,676

CHEMICALS – 1.89%
E.I. Du Pont de Nemours and Co.
4.13%, 04/30/10[1]	24,150,000	23,936,514
4.88%, 04/30/14	24,150,000	24,358,294

		48,294,808

COSMETICS & PERSONAL CARE – 2.89%
Procter & Gamble Co.
3.50%, 12/15/08[1]	24,150,000	23,687,286
4.95%, 08/15/14	24,150,000	24,363,486
5.80%, 08/15/34	24,150,000	25,714,437

		73,765,209

DIVERSIFIED FINANCIAL SERVICES – 36.00%
American Express Co.
4.88%, 07/15/13	24,150,000	24,384,979
American Express Credit Corp.
3.00%, 05/16/08	24,150,000	23,302,456
American General Finance Corp.
5.38%, 10/01/12	24,150,000	24,911,087
Bear Stearns Companies Inc.
2.88%, 07/02/08[1]	24,150,000	23,106,237
5.70%, 11/15/14	24,150,000	25,289,155
Boeing Capital Corp.
4.75%, 08/25/08	24,150,000	24,520,702
5.80%, 01/15/13[1]	24,150,000	25,809,950
Capital One Bank
5.13%, 02/15/14	24,150,000	23,983,606
5.75%, 09/15/10[1]	24,150,000	25,109,117
CIT Group Inc.
4.25%, 02/01/10	23,000,000	22,624,180
5.00%, 02/13/14[1]	24,150,000	24,016,933
Citigroup Inc.
3.63%, 02/09/09	24,150,000	23,603,727
5.00%, 09/15/14	24,150,000	24,236,819
5.85%, 12/11/34	24,150,000	25,324,173
Countrywide Home Loans Inc.
4.00%, 03/22/11	25,300,000	24,242,081

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

February 28, 2005

Security	Principal	Value
Devon Financing Corp. ULC
6.88%, 09/30/11	$23,000,000	$25,797,490
Ford Motor Credit Co.
5.70%, 01/15/10	24,150,000	23,773,260
7.00%, 10/01/13[1]	24,150,000	24,841,656
General Electric Capital Corp.
3.75%, 12/15/09	25,300,000	24,600,202
5.00%, 02/01/13	24,150,000	24,547,992
6.75%, 03/15/32	24,150,000	28,448,338
General Motors Acceptance Corp.
5.63%, 05/15/09[1]	24,150,000	23,675,694
6.75%, 12/01/14	25,300,000	24,402,103
International Lease Finance Corp.
3.50%, 04/01/09	24,150,000	23,215,153
John Deere Capital Corp.
7.00%, 03/15/12	24,150,000	27,486,926
JP Morgan Chase & Co.
3.50%, 03/15/09	24,150,000	23,397,727
5.13%, 09/15/14	24,150,000	24,390,896
Lehman Brothers Holdings Inc.
4.25%, 01/27/10	24,150,000	23,880,124
4.80%, 03/13/14	24,150,000	23,755,630
Merrill Lynch & Co. Inc.
4.13%, 09/10/09	24,150,000	23,802,481
5.45%, 07/15/14	24,150,000	24,895,028
Morgan Stanley
4.00%, 01/15/10[1]	25,300,000	24,662,187
4.75%, 04/01/14	24,150,000	23,528,983
National Rural Utilities
5.75%, 08/28/09	24,150,000	25,421,981
Sprint Capital Corp.
8.75%, 03/15/32	24,150,000	32,513,387
Toyota Motor Credit Corp.
4.35%, 12/15/10	24,150,000	24,178,135
Verizon Global Funding Corp.
7.75%, 12/01/30	24,150,000	30,043,325

		919,723,900

ENERGY – 1.06%
TXU Energy Co.
7.00%, 03/15/13[1]	24,150,000	27,072,029

		27,072,029

FOOD – 0.93%
Kraft Foods Inc.
4.13%, 11/12/09	24,150,000	23,754,423

		23,754,423

FOREST PRODUCTS & PAPER – 4.13%
International Paper Co.
4.00%, 04/01/10[1]	24,150,000	23,508,214
5.85%, 10/30/12	24,150,000	25,722,286
Weyerhaeuser Co.
6.75%, 03/15/12[1]	24,150,000	27,051,743
7.38%, 03/15/32	24,150,000	29,233,575

		105,515,818

LODGING – 0.96%
Harrah’s Operating Co. Inc.
5.50%, 07/01/10	24,150,000	24,581,561

		24,581,561

MEDIA – 2.16%
AOL Time Warner Inc.
7.70%, 05/01/32	24,150,000	29,824,526
Comcast Corp.
5.85%, 01/15/10	24,150,000	25,443,836

		55,268,362

OIL & GAS – 4.24%
Conoco Funding Co.
6.35%, 10/15/11	24,150,000	26,648,801
ConocoPhillips
4.75%, 10/15/12	24,150,000	24,299,126
5.90%, 10/15/32[1]	24,150,000	25,980,449
Devon Energy Corp.
7.95%, 04/15/32	24,150,000	31,320,860

		108,249,236

OIL & GAS SERVICES – 0.98%
Halliburton Co.
5.50%, 10/15/10	24,150,000	25,188,329

		25,188,329

PHARMACEUTICALS – 2.98%
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	25,300,000	24,418,169
Wyeth
5.50%, 02/01/14	24,150,000	25,022,781
6.50%, 02/01/34[1]	24,150,000	26,723,424

		76,164,374

36	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

February 28, 2005

Security	Principal	Value

REAL ESTATE – 1.84%
EOP Operating LP
4.65%, 10/01/10	$24,150,000	$23,949,314
4.75%, 03/15/14[1]	24,150,000	23,068,925

		47,018,239

RETAIL – 3.83%
Home Depot Inc.
3.75%, 09/15/09	24,150,000	23,632,224
Target Corp.
5.38%, 06/15/09	24,150,000	25,173,356
Wal-Mart Stores Inc.
4.13%, 02/15/11	25,300,000	24,849,154
4.55%, 05/01/13	24,150,000	24,145,412

		97,800,146

TELECOMMUNICATIONS – 9.03%
AT&T Wireless Services Inc.
7.88%, 03/01/11	23,000,000	26,693,225
BellSouth Corp.
4.20%, 09/15/09	24,150,000	23,904,274
5.20%, 09/15/14[1]	24,150,000	24,499,451
6.55%, 06/15/34	24,150,000	26,630,326
France Telecom
8.50%, 03/01/11[1]	24,150,000	28,261,900
SBC Communications Inc.
4.13%, 09/15/09	24,150,000	23,753,095
5.10%, 09/15/14	25,300,000	25,305,566
6.45%, 06/15/34	24,150,000	25,971,031
Verizon New Jersey Inc.
5.88%, 01/17/12	24,150,000	25,599,362

		230,618,230

TELEPHONE – 3.33%
AT&T Broadband Corp.
8.38%, 03/15/13	24,150,000	29,403,591
9.46%, 11/15/22	23,000,000	32,238,295
Verizon Virginia Inc.
4.63%, 03/15/13[1]	24,150,000	23,452,307

		85,094,193

TOTAL CORPORATE BONDS & NOTES (Cost: $2,485,274,584)		2,507,194,201

SHORT-TERM INVESTMENTS – 8.43%

COMMERCIAL PAPER[2] – 1.92%
Amstel Funding Corp.
2.95%, 08/19/05	417,405	411,556
Amsterdam Funding Corp.
2.53%, 03/01/05 - 03/10/05	1,104,619	1,104,173
ANZ National Bank Ltd.
2.94%, 08/15/05	502,099	495,263
Barton Capital Corp.
2.53% - 2.54%, 03/07/05 - 03/17/05	2,221,860	2,220,066
Blue Ridge Asset Funding Corp.
2.53%, 03/23/05	1,104,619	1,102,911
Bryant Park Funding LLC
2.50%, 03/16/05	100,420	100,315
Chariot Funding LLC
2.54%, 03/21/05	1,004,199	1,002,782
Chesham Finance LLC
2.55%, 03/04/05	401,679	401,594
Corporate Asset Funding
2.55%, 03/24/05	502,099	501,281
CRC Funding LLC
2.53%, 03/11/05	251,050	250,873
Delaware Funding Corp.
2.53% - 2.54%, 03/09/05 - 03/22/05	1,862,206	1,860,141
DEPFA Bank PLC
2.28%, 05/03/05	502,099	500,100
Edison Asset Securitization
2.26% - 2.53%, 03/07/05 - 05/04/05	3,263,646	3,257,756
Fairway Finance LLC
2.53% - 2.54%, 03/09/05 - 03/22/05	957,323	956,285
Falcon Asset Securitization Corp.
2.53% - 2.54%, 03/14/05 - 03/18/05	3,871,809	3,867,289
Ford Credit Auto Receivables
2.28% - 2.55%, 03/15/05 - 04/27/05	2,331,749	2,327,465

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

February 28, 2005

Security	Principal	Value
Ford Credit Floorplan Motown
2.54% - 2.56%, 03/04/05 - 03/18/05	$1,255,248	$1,254,732
Fortis Funding LLC
2.35%, 05/09/05	1,405,878	1,399,546
General Electric Capital Corp.
2.53% - 2.74%, 03/08/05 - 07/07/05	2,209,237	2,203,506
Giro Funding US Corp.
2.54%, 03/14/05 - 03/18/05	1,210,572	1,209,280
Grampian Funding LLC
2.49% - 3.00%, 03/23/05 - 08/22/05	2,962,386	2,925,948
Jupiter Securitization Corp.
2.53%, 03/03/05 - 03/22/05	4,581,456	4,577,301
Kitty Hawk Funding Corp.
2.54%, 03/15/05	1,506,298	1,504,813
Liberty Street Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/16/05	552,309	551,768
Moat Funding LLC
2.50%, 03/23/05	200,840	200,533
Nordea North America Inc.
2.74%, 07/11/05	502,099	497,055
Park Avenue Receivables Corp.
2.53%, 03/10/05 - 03/11/05	1,568,579	1,567,515
Park Granada LLC
2.55% - 2.58%, 03/18/05 - 03/21/05	702,939	702,043
Preferred Receivables Funding Corp.
2.53% - 2.54%, 03/14/05 - 03/21/05	2,133,711	2,130,762
Ranger Funding Co. LLC
2.54%, 03/04/05	298,619	298,555
Santander Central Hispano
2.75%, 07/08/05	1,255,248	1,242,901
Scaldis Capital LLC
2.75%, 07/08/05	251,331	248,855
Ticonderoga Master Funding Ltd.
2.54% - 2.57%, 03/21/05 - 03/24/05	1,703,001	1,700,507
Tulip Funding Corp.
2.54% - 2.55%, 03/01/05	1,676,269	1,676,269
UBS Finance (Delaware)
2.62%, 03/01/05	2,008,397	2,008,397
Windmill Funding Corp.
2.55%, 03/08/05	351,470	351,295
Yorktown Capital LLC
2.53%, 03/17/05	351,470	351,074

		48,962,505

FLOATING RATE NOTES[2] – 3.01%
Allstate Life Global Funding II
2.58%, 01/10/06[3]	461,931	461,947
American Express Centurion Bank
2.58%, 01/24/06	1,506,298	1,506,298
American Express Credit Corp.
2.68%, 10/26/05	2,008,397	2,009,059
Bank of Nova Scotia
2.52% - 2.57%, 09/26/05 - 01/03/06	652,729	652,561
Beta Finance Inc.
2.53% - 2.79%, 03/15/05 - 10/27/05	3,765,745	3,766,044
Canadian Imperial Bank of Commerce
2.52% - 2.61%, 09/13/05 - 12/14/05	3,414,276	3,413,606
CC USA Inc.
2.53% - 2.66%, 05/04/05 - 07/29/05	2,008,397	2,008,239
Commodore CDO Ltd.
2.55%, 12/12/05	251,050	251,050
Den Danske Bank NY
2.52% - 2.60%, 08/12/05 - 10/17/05	3,012,596	3,012,125
DEPFA Bank PLC
2.47%, 12/15/05	1,004,199	1,004,199
Dorada Finance Inc.
2.66%, 07/29/05	833,485	833,382
Fairway Finance LLC
2.55%, 03/14/05 - 06/20/05	1,506,298	1,506,284

38	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

February 28, 2005

Security	Shares or Principal	Value
Fifth Third Bancorp
2.57%, 02/23/06[3]	$2,008,397	$2,008,397
Five Finance Inc.
2.62% - 2.64%, 04/29/05 - 02/27/06	1,305,458	1,305,511
General Electric Capital Corp.
2.69%, 03/09/06	451,889	452,517
General Electric Commercial Equipment Financing LLC
2.56%, 11/20/05	428,872	428,872
Hartford Life Global Funding Trust
2.58%, 02/15/06	1,004,199	1,004,199
HBOS Treasury Services PLC
2.55% - 2.56%, 01/10/06 - 01/24/06	3,012,596	3,012,597
K2 USA LLC
2.55% - 2.64%, 06/10/05 - 02/15/06	4,518,894	4,518,947
Leafs LLC
2.60%, 01/20/06 - 02/21/06[3]	1,054,409	1,054,409
Links Finance LLC
2.54% - 2.77%, 04/15/05 - 02/06/06	4,117,215	4,118,266
Lothian Mortgages PLC
2.61%, 01/24/06	2,008,397	2,008,397
MetLife Funding Inc.
2.58%, 03/06/06	1,506,298	1,506,298
National City Bank (Ohio)
2.52% - 2.58%, 06/10/05 - 08/09/05	2,510,497	2,510,314
Nationwide Building Society
2.58% - 2.64%, 01/06/06 - 01/27/06[3]	3,715,535	3,716,319
Norddeutsche Landesbank
2.63%, 07/27/05	1,004,199	1,004,055
Northern Rock PLC
2.60% - 2.62%, 10/25/05 - 02/03/06[3]	3,012,596	3,012,596
Permanent Financing PLC
2.54% - 2.57%, 03/10/05 - 09/12/05	2,711,337	2,711,336
Sedna Finance Inc.
2.56%, 01/10/06 - 01/17/06	552,309	552,195
Sigma Finance Inc.
2.54% - 2.79%, 08/17/05 - 01/09/06	5,121,414	5,121,661
Tango Finance Corp.
2.55% - 2.74%, 04/07/05 - 09/15/05	3,089,920	3,089,791
Wachovia Asset Securitization Inc.
2.64%, 03/25/05	3,012,596	3,012,596
Wells Fargo & Co.
2.56%, 03/15/06[3]	502,099	502,172
WhistleJacket Capital LLC
2.45% - 2.57%, 06/15/05 - 01/17/06	3,514,696	3,514,390
White Pine Finance LLC
2.54% - 2.80%, 03/29/05 - 01/13/06	5,492,967	5,492,558
Winston Funding Ltd.
2.75%, 04/25/05	716,998	716,998

		76,800,185

MEDIUM-TERM NOTES[2] – 0.04%
CC USA Inc.
1.29%, 04/15/05[3]	1,004,199	1,004,186

		1,004,186

MONEY MARKET FUNDS[2] – 0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[4]	4,016,797	4,016,797
BlackRock Temp Cash Money Market Fund	187,275	187,275
Short-Term Investment Co. – Prime Money Market Portfolio, Institutional Shares	378,910	378,910

		4,582,982

REPURCHASE AGREEMENTS – 1.82%
Bank of America N.A. Repurchase Agreements, dated 2/28/05, due 3/1/05, with a total maturity value of $22,596,123 and effective yields of 2.62% - 2.63%.[2,5]	$22,594,471	$22,594,471

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® GS $ INVESTOP™ CORPORATE BOND FUND

February 28, 2005

Security	Principal	Value
Investors Bank & Trust Tri-Party Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $7,263,498 and an effective yield of 2.22%.	$7,263,051	$7,263,051
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 2/28/05, due 3/1/05, with a maturity value of $16,570,490 and an effective yield of 2.63%.[2,5]	16,569,279	16,569,279

		46,426,801

TIME DEPOSITS[2] – 1.36%
Abbey National Treasury Services PLC
1.39%, 04/08/05	702,939	702,928
Banco Bilbao Vizcaya Argentaria SA
2.50% - 2.51%, 03/21/05 - 03/22/05	1,506,298	1,506,300
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,405,878	1,405,878
Credit Suisse First Boston
2.55%, 03/22/05	1,004,199	1,004,199
Deutsche Bank AG
2.51%, 03/01/05	1,672,329	1,672,329
First Tennessee Bank
2.53%, 03/14/05 - 03/21/05	2,510,497	2,510,496
HBOS Treasury Services PLC
1.24% - 2.50%, 03/22/05 - 04/01/05	1,646,886	1,646,881
Key Bank N.A.
2.51% - 2.55%, 03/01/05 - 03/18/05	6,025,192	6,025,193
Natexis Banques
2.50% - 2.98%, 03/22/05 - 08/18/05	1,757,348	1,757,348
Norddeutsche Landesbank
2.11%, 06/07/05	1,004,199	1,004,145
Royal Bank of Scotland
2.54%, 03/22/05	251,050	251,050
Societe Generale
2.53%, 03/22/05	100,420	100,420
Toronto-Dominion Bank
1.22% - 2.66%, 03/23/05 - 11/09/05	4,016,795	4,016,620
UBS AG
2.67%, 11/09/05	401,679	401,652
Washington Mutual Bank
2.55%, 03/21/05 - 03/22/05	4,619,314	4,619,314
Wells Fargo Bank N.A.
2.52% - 2.53%, 03/17/05 - 03/22/05	6,175,822	6,175,808

		34,800,561

U.S. GOVERNMENT AGENCY NOTES[2] – 0.10%
Federal Home Loan Mortgage Corp.
1.63% - 2.06%, 04/15/05 - 05/31/05	1,203,562	1,201,233
Federal National Mortgage Association
2.33%, 07/22/05	1,506,298	1,492,387

		2,693,620

TOTAL SHORT-TERM INVESTMENTS (Cost: $215,270,840)		215,270,840

TOTAL INVESTMENTS IN SECURITIES – 106.56% (Cost: $2,700,545,424)		2,722,465,041
Other Assets, Less Liabilities – (6.56%)		(167,547,046)

NET ASSETS – 100.00%		$2,554,917,995

[1]	All or a portion of this security represents a security on loan. See Note 5.
[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[3]	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
[5]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 2.95% to 7.85% and maturity dates ranging from 8/1/08 to 1/1/44.

See notes to financial statements.

40	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2005

	iShares Lehman					iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	Aggregate Bond Fund	$ InvesTopTM Corporate Bond Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$3,895,692,015	$1,115,135,206	$929,451,970	$2,277,379,402	$1,705,339,465	$2,696,528,627

Affiliated issuers[a]	$22,760,616	$6,761,750	$3,205,835	$6,027,238	$414,418,178	$4,016,797

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$3,866,364,558	$1,104,141,159	$912,790,846	$2,305,465,017	$1,699,069,267	$2,718,448,244
Affiliated issuers[a]	22,760,616	6,761,750	3,205,835	6,027,238	414,418,178	4,016,797
Cash	—	—	—	—	—	11,572
Receivables:
Investment securities sold	307,712,290	288,191,223	38,106,353	3,702,269	20,605,798	50,571,665
Interest	19,544,481	7,608,201	5,111,385	9,444,149	9,847,769	37,159,026
Capital shares sold	188,295	—	3,312,251	35,004	14,523,272	—

Total Assets	4,216,570,240	1,406,702,333	962,526,670	2,324,673,677	2,158,464,284	2,810,207,304

LIABILITIES
Payables:
Investment securities purchased	307,968,037	288,476,082	47,768,339	5,894,679	475,782,602	46,660,580
Collateral for securities on loan (Note 5)	1,178,648,450	350,154,213	166,012,605	312,118,028	390,483,903	208,007,790
Capital shares redeemed	—	793,373	607,192	—	—	—
Investment advisory fees (Note 2)	592,719	179,130	116,106	574,070	380,568	620,939

Total Liabilities	1,487,209,206	639,602,798	214,504,242	318,586,777	866,647,073	255,289,309

NET ASSETS	$2,729,361,034	$767,099,535	$748,022,428	$2,006,086,900	$1,291,817,211	$2,554,917,995

Net assets consist of:
Paid-in capital	$2,765,351,808	$785,303,441	$766,037,650	$1,984,689,771	$1,294,744,783	$2,528,262,847
Undistributed net investment income	4,716,845	2,103,154	1,918,525	—	4,363,674	10,056,582
Accumulated net realized loss	(11,380,162)	(9,313,013)	(3,272,623)	(6,688,486)	(1,021,048)	(5,321,051)
Net unrealized appreciation (depreciation)	(29,327,457)	(10,994,047)	(16,661,124)	28,085,615	(6,270,198)	21,919,617

NET ASSETS	$2,729,361,034	$767,099,535	$748,022,428	$2,006,086,900	$1,291,817,211	$2,554,917,995

Shares outstanding	33,700,000	9,100,000	8,300,000	19,100,000	12,700,000	23,000,000

Net asset value per share	$80.99	$84.30	$90.12	$105.03	$101.72	$111.08

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[b]	Securities on loan with market values of $1,154,676,690, $343,101,034, $163,015,069, $305,483,356, $382,696,541 and $202,741,107, respectively. See Note 5.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations

iSHARES® TRUST

Year Ended February 28, 2005

	iShares Lehman					iShares GS
	1-3 Year Treasury Bond Fund	7-10 Year Treasury Bond Fund	20+ Year Treasury Bond Fund	TIPS Bond Fund	Aggregate Bond Fund	$ InvesTop™ Corporate Bond Fund
NET INVESTMENT INCOME
Interest	$43,874,681	$22,791,139	$19,847,407	$45,709,193 [a]	$18,468,730	$120,551,642
Interest from affiliated issuers[b]	—	—	—	—	3,303,956	—
Securities lending income[c]	859,710	309,968	111,874	5,411	197,215	221,989

Total investment income	44,734,391	23,101,107	19,959,281	45,714,604	21,969,901	120,773,631

EXPENSES (Note 2)
Investment advisory fees	2,974,330	887,620	615,525	2,409,057	1,417,514	3,725,045

Total expenses	2,974,330	887,620	615,525	2,409,057	1,417,514	3,725,045

Net investment income	41,760,061	22,213,487	19,343,756	43,305,547	20,552,387	117,048,586

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(11,482,672)	(7,939,857)	(3,150,201)	(6,989,338)	5,757,848	(5,233,076)
In-kind redemptions	(113,187)	1,907,604	32,602,308	3,248,424	350,241	29,194,331

Net realized gain (loss)	(11,595,859)	(6,032,253)	29,452,107	(3,740,914)	6,108,089	23,961,255

Net change in unrealized appreciation (depreciation)	(36,788,143)	(10,353,511)	(6,727,298)	13,777,982	(10,290,150)	(63,578,079)

Net realized and unrealized gain (loss)	(48,384,002)	(16,385,764)	22,724,809	10,037,068	(4,182,061)	(39,616,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,623,941)	$5,827,723	$42,068,565	$53,342,615	$16,370,326	$77,431,762

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.
[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to financial statements.

42	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Lehman 1-3 Year Treasury Bond Fund		iShares Lehman 7-10 Year Treasury Bond Fund		iShares Lehman 20+ Year Treasury Bond Fund
	For the year ended February 28, 2005	For the year ended February 29, 2004	For the year ended February 28, 2005	For the year ended February 29, 2004	For the year ended February 28, 2005	For the year ended February 29, 2004
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$41,760,061	$17,056,566	$22,213,487	$13,523,600	$19,343,756	$15,381,657
Net realized gain (loss)	(11,595,859)	5,225,716	(6,032,253)	11,048,186	29,452,107	41,344,579
Net change in unrealized appreciation (depreciation)	(36,788,143)	1,205,265	(10,353,511)	(11,196,100)	(6,727,298)	(34,357,811)

Net increase (decrease) in net assets resulting from operations	(6,623,941)	23,487,547	5,827,723	13,375,686	42,068,565	22,368,425

Undistributed net investment income (loss) included in the price of capital shares issued or redeemed	961,000	334,000	515,000	(505,000)	909,000	389,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,084,864)	(16,219,381)	(21,322,522)	(13,882,761)	(18,496,162)	(16,364,190)

Total distributions to shareholders	(39,084,864)	(16,219,381)	(21,322,522)	(13,882,761)	(18,496,162)	(16,364,190)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,560,418,824	1,630,718,325	1,299,910,453	743,515,290	4,355,114,374	2,164,147,387
Cost of shares redeemed	(334,745,805)	(1,012,793,089)	(717,116,614)	(987,411,931)	(3,897,269,213)	(2,221,672,363)

Net increase (decrease) in net assets from capital share transactions	1,225,673,019	617,925,236	582,793,839	(243,896,641)	457,845,161	(57,524,976)

INCREASE (DECREASE) IN NET ASSETS	1,180,925,214	625,527,402	567,814,040	(244,908,716)	482,326,564	(51,131,741)
NET ASSETS:
Beginning of year	1,548,435,820	922,908,418	199,285,495	444,194,211	265,695,864	316,827,605

End of year	$2,729,361,034	$1,548,435,820	$767,099,535	$199,285,495	$748,022,428	$265,695,864

Undistributed net investment income included in net assets at end of year	$4,716,845	$2,057,100	$2,103,154	$1,223,404	$1,918,525	$1,074,124

SHARES ISSUED AND REDEEMED:
Shares sold	19,100,000	19,800,000	15,300,000	8,700,000	50,000,000	25,100,000
Shares redeemed	(4,100,000)	(12,300,000)	(8,500,000)	(11,500,000)	(44,700,000)	(25,600,000)

Net increase (decrease) in shares outstanding	15,000,000	7,500,000	6,800,000	(2,800,000)	5,300,000	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Lehman TIPS Bond Fund		iShares Lehman Aggregate Bond Fund		iShares GS $ InvesTopTM Corporate Bond Fund
	For the year ended February 28, 2005	For the period December 4, 2003[a] to February 29, 2004	For the year ended February 28, 2005	For the period September 22, 2003[a] to February 29, 2004	For the year ended February 28, 2005	For the year ended February 29, 2004
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$43,305,547	$(145,893)	$20,552,387	$2,106,419	$117,048,586	$111,068,257
Net realized gain (loss)	(3,740,914)	7,929	6,108,089	1,389,807	23,961,255	71,056,721
Net change in unrealized appreciation (depreciation)	13,777,982	14,307,633	(10,290,150)	4,019,952	(63,578,079)	(32,623,051)

Net increase in net assets resulting from operations	53,342,615	14,169,669	16,370,326	7,516,178	77,431,762	149,501,927

Undistributed net investment income included in the price of capital shares issued or redeemed	3,084,000	28,000	—	135,000	352,000	102,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(43,145,685)	(29,966)	(24,078,772)	(2,388,610)	(116,525,219)	(110,209,510)
From net realized gain	—	—	—	—	—	(1,791,218)[b]
Return of capital	(3,958,248)	(133,949)	—	—	—	—

Total distributions to shareholders	(47,103,933)	(163,915)	(24,078,772)	(2,388,610)	(116,525,219)	(112,000,728)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,471,422,838	574,637,316	1,010,969,235	345,537,047	1,238,269,496	1,811,345,241
Cost of shares redeemed	(63,329,690)	—	(62,243,193)	—	(1,137,051,506)	(1,433,086,130)

Net increase in net assets from capital share transactions	1,408,093,148	574,637,316	948,726,042	345,537,047	101,217,990	378,259,111

INCREASE IN NET ASSETS	1,417,415,830	588,671,070	941,017,596	350,799,615	62,476,533	415,862,310
NET ASSETS:
Beginning of period	588,671,070	—	350,799,615	—	2,492,441,462	2,076,579,152

End of period	$2,006,086,900	$588,671,070	$1,291,817,211	$350,799,615	$2,554,917,995	$2,492,441,462

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$—	$(159,862)	$4,363,674	$621,200	$10,056,582	$9,758,738

SHARES ISSUED AND REDEEMED:
Shares sold	14,100,000	5,600,000	9,900,000	3,400,000	11,100,000	16,300,000
Shares redeemed	(600,000)	—	(600,000)	—	(10,200,000)	(13,000,000)

Net increase in shares outstanding	13,500,000	5,600,000	9,300,000	3,400,000	900,000	3,300,000

[a]	Commencement of operations.
[b]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See notes to financial statements.

44	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 1-3 Year Treasury Bond Fund			iShares Lehman 7-10 Year Treasury Bond Fund
	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$82.80	$82.40	$81.01	$86.65	$87.10	$82.13

Income from investment operations:
Net investment income	1.66	1.31	0.84	2.88	3.43	1.99
Net realized and unrealized gain (loss)	(1.84)	0.40	1.32	(2.05)	(0.68)	5.04

Total from investment operations	(0.18)	1.71	2.16	0.83	2.75	7.03

Less distributions from:
Net investment income	(1.63)	(1.31)	(0.77)	(3.18)	(3.20)	(1.68)
Net realized gain	—	—	—	—	—	(0.38)[e]

Total distributions	(1.63)	(1.31)	(0.77)	(3.18)	(3.20)	(2.06)

Net asset value, end of period	$80.99	$82.80	$82.40	$84.30	$86.65	$87.10

Total return	(0.21)%	2.11%	2.66%[b]	1.06%	3.26%	8.64%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,729,361	$1,548,436	$922,908	$767,100	$199,285	$444,194
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	2.11%	1.63%	1.80%	3.75%	3.59%	3.79%
Portfolio turnover rate[d]	106%	21%	44%	121%	74%	54%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman 20+ Year Treasury Bond Fund			iShares Lehman TIPS Bond Fund
	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003	Year ended Feb. 28, 2005	Period from Dec. 4, 2003[a] to Feb. 29, 2004
Net asset value, beginning of period	$88.57	$90.52	$82.69	$105.12	$100.92
Income from investment operations:
Net investment income (loss)	4.00	4.35	2.79	3.74[f]	(0.06)[f]
Net realized and unrealized gain (loss)	1.68	(1.72)	7.29	0.48	4.38

Total from investment operations	5.68	2.63	10.08	4.22	4.32

Less distributions from:
Net investment income	(4.13)	(4.58)	(2.20)	(3.95)	(0.02)
Net realized gain	—	—	(0.05)[e]	—	—
Return of capital	—	—	—	(0.36)	(0.10)

Total distributions	(4.13)	(4.58)	(2.25)	(4.31)	(0.12)

Net asset value, end of period	$90.12	$88.57	$90.52	$105.03	$105.12

Total return	6.72%	3.11%	12.31%[b]	4.16%	4.29%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$748,022	$265,696	$316,828	$2,006,087	$588,671
Ratio of expenses to average net assets[c]	0.15%	0.15%	0.15%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	4.71%	4.84%	4.92%	3.60%	(0.25)%
Portfolio turnover rate[d]	18%	31%	7%	32%	2%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[f]	Based on average shares outstanding throughout each period.

See notes to financial statements.

46	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Lehman Aggregate Bond Fund		iShares GS $ InvesTop™ Corporate Bond Fund
	Year ended Feb. 28, 2005	Period from Sep. 22, 2003[a] to Feb. 29, 2004	Year ended Feb. 28, 2005	Year ended Feb. 29, 2004	Period from Jul. 22, 2002[a] to Feb. 28, 2003
Net asset value, beginning of period	$103.18	$100.92	$112.78	$110.46	$103.03

Income from investment operations:
Net investment income	3.73	1.12	5.18	5.35	3.24
Net realized and unrealized gain (loss)	(1.62)	2.34	(1.70)	2.44	7.12

Total from investment operations	2.11	3.46	3.48	7.79	10.36

Less distributions from:
Net investment income	(3.57)	(1.20)	(5.18)	(5.38)	(2.93)
Net realized gain	—	—	—	(0.09)[e]	—

Total distributions	(3.57)	(1.20)	(5.18)	(5.47)	(2.93)

Net asset value, end of period	$101.72	$103.18	$111.08	$112.78	$110.46

Total return	2.11%	3.46%[b]	3.24%	7.29%	10.22%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,291,817	$350,800	$2,554,918	$2,492,441	$2,076,579
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[c]	2.90%	2.47%	4.71%	4.83%	5.38%
Portfolio turnover rate[d]	457%[f]	165%[f]	32%	0%	20%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	Annualized for periods of less than one year.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[e]	Represents all short-term gain distributions. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
[f]	Portfolio turnover rate includes to-be-announced transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Notes to the Financial Statements

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of February 28, 2005, the Trust offered 74 investment portfolios or funds.

These financial statements relate only to the iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares Lehman Aggregate Bond Fund and the iShares GS $ InvesTop™ Corporate Bond Fund (each a “Fund,” collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares GS $ InvesTop™ Corporate Bond Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Fixed income securities are valued using the latest quoted bid price or using valuations provided by third party pricing services. Debt securities maturing in 60 days or less and short-term investments are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust (the “Board”).

48	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. The Funds amortize premium and accrete discount on debt securities purchased using a constant yield to maturity method. Realized gains and losses on investment transactions are determined using the specific identification method.

The inflation-protected public obligations held by the iShares Lehman TIPS Bond Fund are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Fund’s Statement of Operations.

EQUALIZATION

The Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed at least once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of February 28, 2005, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Lehman 1-3 Year Treasury	$4,599,767	$(30,266,710)	$(10,323,831)	$(35,990,774)
Lehman 7-10 Year Treasury	2,069,876	(11,055,558)	(9,218,224)	(18,203,906)
Lehman 20+ Year Treasury	1,918,525	(16,661,124)	(3,272,623)	(18,015,222)
Lehman TIPS	—	23,808,371	(2,411,242)	21,397,129
Lehman Aggregate	4,330,862	(5,384,287)	(1,914,147)	(2,967,572)
GS $ InvesTop™ Corporate	9,800,165	22,151,045	(5,296,062)	26,655,148

NOTES TO THE FINANCIAL STATEMENTS	49

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 28, 2005 and February 29, 2004, were as follows:

iShares Bond Fund	Year ended February 28, 2005	Year ended February 29, 2004
Lehman 1-3 Year Treasury
Distributions paid from:
Ordinary income	$39,084,864	$16,219,381

Total distributions	$39,084,864	$16,219,381

Lehman 7-10 Year Treasury
Distributions paid from:
Ordinary income	$21,322,522	$13,882,761

Total distributions	$21,322,522	$13,882,761

Lehman 20+ Year Treasury
Distributions paid from:
Ordinary income	$18,496,162	$16,364,190

Total distributions	$18,496,162	$16,364,190

Lehman TIPS
Distributions paid from:
Ordinary income	$43,145,685	$29,966
Return of capital	3,958,248	133,949

Total distributions	$47,103,933	$163,915

Lehman Aggregate
Distributions paid from:
Ordinary income	$24,078,772	$2,388,610

Total distributions	$24,078,772	$2,388,610

GS $ InvesTop™ Corporate
Distributions paid from:
Ordinary income	$116,525,219	$112,000,728

Total distributions	$116,525,219	$112,000,728

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended February 28, 2005.

50	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2004 to February 28, 2005, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending February 28, 2006, as follows:

iShares Bond Fund	Deferred Net Realized Capital Losses
Lehman 1-3 Year Treasury	$7,663,436
Lehman 7-10 Year Treasury	5,570,037
Lehman 20+ Year Treasury	1,053,870
Lehman TIPS	21,672
Lehman Aggregate	824,854
GS $ InvesTop™ Corporate	1,110,239

The Funds had tax basis net capital loss carryforwards as of February 28, 2005, the tax year-end of the Funds, as follows:

iShares Bond Fund	Expiring 2012	Expiring 2013	Total
Lehman 1-3 Year Treasury	$11,523	$2,648,872	$2,660,395
Lehman 7-10 Year Treasury	3,648,187	—	3,648,187
Lehman 20+ Year Treasury	2,218,753	—	2,218,753
Lehman TIPS	—	2,389,570	2,389,570
Lehman Aggregate	—	1,089,293	1,089,293
GS $ InvesTop™ Corporate	—	4,185,823	4,185,823

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the year ended February 28, 2005, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended February 28, 2005 are disclosed in the Funds’ Statements of Operations.

As of February 28, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Lehman 1-3 Year Treasury	$3,919,391,884	$—	$(30,266,710)	$(30,266,710)
Lehman 7-10 Year Treasury	1,121,958,467	—	(11,055,558)	(11,055,558)
iShares Lehman 20+ Year Treasury	932,657,805	—	(16,661,124)	(16,661,124)
Lehman TIPS	2,287,683,884	25,377,203	(1,568,832)	23,808,371
Lehman Aggregate	2,118,831,732	4,532,327	(9,876,614)	(5,344,287)
GS $ InvesTop™ Corporate	2,700,313,996	46,129,603	(23,978,558)	22,151,045

NOTES TO THE FINANCIAL STATEMENTS	51

Notes to the Financial Statements (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Lehman Aggregate Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher short-term capital gain distributions to shareholders.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The Investors Bank & Trust tri-party repurchase agreement held by each Fund as of February 28, 2005 was fully collateralized by U.S. Government obligations with an interest rate of 8.75%, a maturity date of August 15, 2020 and aggregate market values as follows:

iShares Bond Fund	Aggregate Market Value
Lehman 1-3 Year Treasury	$8,538,391
Lehman 7-10 Year Treasury	11,531,801
iShares Lehman 20+ Year Treasury	10,167,227
Lehman TIPS	3,954,210
Lehman Aggregate	41,612,884
GS $ InvesTop™ Corporate	7,408,312

As of February 28, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

52	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Lehman 1-3 Year Treasury	0.15%
Lehman 7-10 Year Treasury	0.15
Lehman 20+ Year Treasury	0.15
Lehman TIPS	0.20
Lehman Aggregate	0.20
GS $ InvesTop™ Corporate	0.15

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended February 28, 2005, BGI earned securities lending agent fees as follows:

iShares Bond Fund	Securities Lending Agent Fees
Lehman 1-3 Year Treasury	$859,710
Lehman 7-10 Year Treasury	309,968
Lehman 20+ Year Treasury	111,874
Lehman TIPS	5,411
Lehman Aggregate	197,215
GS $ InvesTop™ Corporate	221,989

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	53

Notes to the Financial Statements (Continued)

iSHARES® TRUST

The following table provides information about the investment by the iShares Lehman Aggregate Bond Fund in shares of issuers of which BGFA is an affiliate, for the year ended February 28, 2005, including income earned from these affiliated issuers.

iShares Bond Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Lehman Aggregate
IMMF	87,498	1,160,309	1,247,807	—	$—	$328,513
PMMF	—	465,359	58,481	406,878	406,877,624	2,975,443

During the year ended February 28, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for the securities on loan, the information reported above does not include the Funds’ holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of February 28, 2005, certain trustees and officers of the Trust are also officers of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2005, were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases Sales		Purchases	Sales
Lehman 1-3 Year Treasury	$2,117,301,741	$2,091,875,978	$—	$—
Lehman 7-10 Year Treasury	694,689,845	700,898,015	—	—
iShares Lehman 20+ Year Treasury	78,552,100	70,898,085	—	—
Lehman TIPS	388,321,230	398,642,284	—	—
Lehman Aggregate	3,530,775,072	3,190,863,298	62,953,707	73,107,132
GS $ InvesTop™ Corporate	—	—	786,959,658	795,776,333

In-kind transactions (See Note 4) for the year ended February 28, 2005, were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Lehman 1-3 Year Treasury	$1,545,033,926	$330,809,816
Lehman 7-10 Year Treasury	1,285,721,684	708,514,695
iShares Lehman 20+ Year Treasury	4,286,391,845	3,836,917,323
Lehman TIPS	1,461,255,838	62,936,098
Lehman Aggregate	666,584,597	61,801,375
GS $ InvesTop™ Corporate	1,237,396,542	1,120,531,131

54	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. In the case of the iShares Lehman Aggregate Bond Fund, a portion of the designated portfolio of securities are purchased through TBA transactions, in which case the Fund generally requires the substitution of an amount of cash equivalent to the price of the securities involved in such TBA transactions. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units for the iShares GS $ InvesTop™ Corporate Bond Fund and the iShares Lehman Aggregate Bond Fund.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of February 28, 2005, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of February 28, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	55

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Lehman 1-3 Year Treasury Bond, iShares Lehman 7-10 Year Treasury Bond, iShares Lehman 20+ Year Treasury Bond, iShares Lehman TIPS Bond, iShares Lehman Aggregate Bond and iShares GS $ InvesTop™ Corporate Bond Funds, each a Fund of the iShares Bond Funds Series (the “Funds”), at February 28, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 15, 2005

56	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each iShares Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund through December 31, 2004, the date of the most recent calendar quarter end. The specific periods covered for each Fund are disclosed in the chart for such Fund.

Each line in the table shows the number of trading days in which the iShares Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Lehman 1-3 Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2004

	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	567	100.00%

	567	100.00%

iShares Lehman 7-10 Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.18%
Between 0.5% and –0.5%	566	99.82

	567	100.00%

SUPPLEMENTAL INFORMATION	57

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Lehman 20+ Year Treasury Bond Fund

Period Covered: October 1, 2002 through December 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.35%
Between 0.5% and –0.5%	564	99.47
Less than – 0.5%	1	0.18

	567	100.00%

iShares Lehman TIPS Bond Fund

Period Covered: January 1, 2004 through December 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	2	0.79%
Between 0.5% and –0.5%	250	99.21

	252	100.00%

iShares Lehman Aggregate Bond Fund

Period Covered: October 1, 2003 through December 31, 2004

	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	29	9.18%
Between 0.5% and –0.5%	287	90.82

	316	100.00%

iShares GS $ InvesTop™ Corporate Bond Fund

Period Covered: October 1, 2002 through December 31, 2004

	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	13	2.29%
Greater than 0.5% and Less than 1.0%	73	12.87
Between 0.5% and –0.5%	481	84.84

	567	100.00%

58	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 98 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statement of Additional Information, which is available without charge upon request by calling toll-free 1-800-474-2737.

Interested Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee, Chairman, and President (since June 18, 2003)	Chief Executive Officer of Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1997-2003).	Director (since June 18, 2003) of iShares, Inc.; Board of Trustees for Barclays Global Investors Funds and Master Investment Portfolio (since 2001).

*John E. Martinez, 1962	Trustee (since December 5, 2003)	Co-CEO of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); CEO of Capital Markets Group of BGI (1996-2001).	Director (since December 5, 2003) of iShares, Inc.; Director (1998-2003) of Barclays Global Investors UK Holdings.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, and BGI, the parent company of BGFA. John E. Martinez is also deemed to be an “interested person” because of his affiliation with Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE INFORMATION	59

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Richard K. Lyons, 1961	Trustee (since February 15, 2000)	Professor, University of California, Berkeley: Haas School of Business (since 1993); Consultant for IMF World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Director (since 2001) of iShares, Inc.; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee of Master Investment Portfolio and Barclays Global Investors Funds (since 2001); Board of Trustees: Trustee (Chairman) Matthews Asian Funds since 1995 (oversees 6 portfolios).

George C. Parker, 1939	Trustee (since February 15, 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Associate Dean for Academic Affairs, Director of MBA Program, and Professor, Stanford University: Graduate School of Business (1993-2001).	Director (since 2001) of iShares, Inc.; Director (since 1985) of Bailard, Biehl and Kaiser, Inc.; Director (since 1978) of California Casualty Group of Insurance Companies; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (1994-2002) of Dresdner/RCM Mutual Funds; Director (since 1999) of Tyon Ranch Company.

W. Allen Reed, 1947	Trustee (since January 1, 2002)	President and Chief Executive Officer (since 1994) of General Motors Investment Management Corporation.	Director (since 1996) of iShares, Inc.; Director (since 1994) of General Motors Investment Management Corporation; Director (1995-1998) of Taubman Centers, Inc. (a real estate investment trust); Director (since 1992) of FLIR Systems (an imaging technology company); Director (since 1994) of General Motors Acceptance Corporation; Director (since 1994) of GMAC Insurance Holdings, Inc.; Director (since 1995) of Global Emerging Markets Fund; Director (since 2000) of Temple Inland Industries; Chairman (since 1995) of the Investment Advisory Committee of Howard Hughes Medical Institute.

60	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee Information (Unaudited) (Continued)

iSHARES® TRUST

Officer

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	Secretary, Treasurer and Principal Financial Officer (since February 28, 2002)	Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997-2000).	None.

TRUSTEE INFORMATION	61

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds
iShares S&P 1500 (ISI)
iShares S&P 500 (IVV)
iShares S&P 500/BARRA Growth (IVW)
iShares S&P 500/BARRA Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400/BARRA Growth (IJK)
iShares S&P MidCap 400/BARRA Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600/BARRA Growth (IJT)
iShares S&P SmallCap 600/BARRA Value (IJS)
iShares S&P 100 (OEF)

iShares Sector and Specialty Index Funds
iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones Select Dividend (DVY)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Cyclical Sector (IYC)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones U.S. Total Market (IYY)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares KLD Select SocialSM (KLD)
iShares Nasdaq Biotechnology (IBB)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds
iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)

iShares International Index Funds
iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI EAFE (EFA)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Pacific ex-Japan (EPP)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P Europe 350 (IEV)
iShares S&P Global 100 (IOO)
iShares S&P Latin America 40 (ILF)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds
iShares GS $ InvesTop™ Corporate (LQD)
iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)

iShares NYSE Index Funds
iShares NYSE 100 (NY)
iShares NYSE Composite (NYC)

iShares Morningstar Index Funds
iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/ Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Annual Report.

1667-iS-0305

62	2005 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

“$ InvesTop™”, “$ InvesTop™ Index”, “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co. The methodology of the GS $ InvesTop™ Index is owned by Goldman, Sachs & Co., may be covered by one or more patents or pending patent applications and is provided under license from Goldman, Sachs & Co. The iShares Funds are not sponsored, issued or endorsed by Goldman, Sachs & Co. or Lehman Brothers, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at www.sec.gov. When filed, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website at www.iShares.com.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-019-02005

Item 2. Code of Ethics.

As of February 28, 2005, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer and President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the year ended February 28, 2005, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Richard K. Lyons, George C. Parker and W. Allen Reed, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the six series of the Registrant for which the fiscal year-end is February 28, 2005 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees—The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $66,000 for the fiscal year ended February 29, 2004 and $78,000 for the fiscal year ended February 28, 2005.

(b)	Audit-Related Fees—There were no fees billed for the fiscal years ended February 29, 2004 and February 28, 2005 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees—The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $32,400 for the fiscal year ended February 29, 2004 and $34,020 for the fiscal year ended February 28, 2005.

(d)	All Other Fees—There were no other fees billed for the fiscal years ended February 29, 2004 and February 28, 2005 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended in June 2004, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2005 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal years, were $428,321 for the year ended February 29, 2004 and $716,324 for the year ended February 28, 2005, respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Richard K. Lyons, George C. Parker and W. Allen Reed.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: May 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: May 2, 2005

By: /s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: May 2, 2005